VALIC COMPANY II

2929 ALLEN PARKWAY

HOUSTON, TEXAS 77019

PROSPECTUS

JANUARY 1, 2015

VALIC Company II (“VC II”) is a mutual fund complex made up of 15 separate funds (collectively, the “Funds” and each a “Fund”). Each of the Funds has its own investment objective. Each Fund is discussed in more detail in its Fund Summary contained in this prospectus.

Ticker Symbol:
Aggressive Growth Lifestyle Fund	VAGLX
Capital Appreciation Fund	VCCAX
Conservative Growth Lifestyle Fund	VCGLX
Core Bond Fund	VCCBX
High Yield Bond Fund	VCHYX
International Opportunities Fund	VISEX
Large Cap Value Fund	VACVX
Mid Cap Growth Fund	VAMGX
Mid Cap Value Fund	VMCVX
Moderate Growth Lifestyle Fund	VMGLX
Money Market II Fund	VIIXX
Small Cap Growth Fund	VASMX
Small Cap Value Fund	VCSVX
Socially Responsible Fund	VCSRX
Strategic Bond Fund	VCSBX

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities, nor has it determined that this prospectus is accurate or complete. It is a criminal offense to state otherwise.

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FUND SUMMARY: AGGRESSIVE GROWTH LIFESTYLE FUND

Investment Objective

The Fund seeks growth through investments in a combination of the Funds of VC II and VALIC Company I (“VC I”), another investment company managed by The Variable Annuity Life Insurance Company (“VALIC”) (“Underlying Funds”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), as defined herein, in which the Fund is offered. As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.89%
Expense Reimbursement	0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement(1) (2)	0.86%

(1)	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
(2)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$280	$489	$1,092

Portfolio Turnover

The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or “turns over” its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio. Some of the Underlying Funds, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies of the Fund

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Generally, the Fund invests a larger portion of its assets in Underlying Funds that invest in securities with a greater opportunity for capital growth, such as stocks, and generally has a higher level of risk than the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund. The Fund’s indirect holdings are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers. A portion of the Fund’s indirect holdings

FUND SUMMARY: AGGRESSIVE GROWTH LIFESTYLE FUND

may also include fixed-income securities of foreign issuers. The Fund’s indirect holdings in fixed- income securities may include high yielding, high risk fixed-income securities (often referred to as “junk bonds”).

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

• domestic equity securities	45%-70%
• fixed-income securities	10%-50%
• international equity securities	5%-25%
• real estate securities	0%-15%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.

The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The sub-adviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The risks of investing in the Fund include indirect risks associated with the Fund’s investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Fund’s Investment Strategies and Investment Risks” and the “Investment Glossary” in the Prospectus, any of which could cause the Fund’s return, the price of the Fund’s shares or the Fund’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.

Active Trading Risk: The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Fund. High portfolio turnover rates of the Underlying Funds can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk: The sub-adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying Funds because the sub-adviser receives fees in connection with its management of certain of the Underlying Funds.

Equity Securities Risk: The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Underlying Fund’s income.

Credit Risk: The Fund may suffer losses if the issuer of a fixed-income security owned by an Underlying Fund may be unable to make interest or principal payments.

Foreign Investment Risk: The Underlying Funds may invest in foreign securities. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The Underlying Funds may invest in fixed-income securities. The value of fixed-income securities may decline when interest rates go up or

FUND SUMMARY: AGGRESSIVE GROWTH LIFESTYLE FUND

increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of the Fund owning shares of other investment companies such as the Underlying Funds involve substantially the same risks as investing directly in the securities held by the Underlying Funds. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. In addition, the total return from investments in other investment companies will be reduced by the operating expenses and fees of the investment company.

Large-Cap Company Risk: The Underlying Funds may invest in large-cap companies. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Junk Bond Risk: The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as “junk bonds”), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Market Risk: The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Model Risk: The Fund’s asset allocation model may fail to produce the optimal portfolio allocation.

Real Estate Investments Risk: The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Small and Mid-Cap Company Risk: The Underlying Funds may invest in small- and mid-cap companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of larger companies.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index and a blended index. The blended index is comprised of the Russell 3000® Index (54%), the MSCI EAFE Index (net) (13%), the Barclays U.S. Aggregate Bond Index (25%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (8%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 16.88% (quarter ended September 30, 2009) and the lowest return for a quarter was -17.12% (quarter ended December 31, 2008). For the year-to-date through September 30, 2014, the Fund’s return was 2.54%.

FUND SUMMARY: AGGRESSIVE GROWTH LIFESTYLE FUND

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	21.96%	16.00%	8.39%
S&P 500® Index	32.39%	17.94%	7.41%
Blended Index	20.12%	14.37%	7.34%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company (“VALIC”). The Fund is sub-advised by PineBridge Investments LLC.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Jose R. Aragon	2008	Senior Vice President and Portfolio Manager, Asset Allocation Products
Michael J. Kelly, CFA	2002	Managing Director, Global Head of Asset Allocation
Paul Mazzacano	2007	Senior Vice President and Global Head of Investment Manager Research

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: CAPITAL APPRECIATION FUND

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.99%
Expense Reimbursement	0.14%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.85%

(1)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.85%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 87	$301	$533	$1,200

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests in the following types of equity securities of U.S. issuers: common stocks, rights and warrants, securities convertible into or exchangeable for common stocks, and depositary receipts relating to equity securities.

The sub-adviser seeks to identify growth opportunities for the Fund. The sub-adviser looks for sectors and companies that it believes will outperform the overall market. The sub-adviser also looks for themes or patterns that it generally associates with growth companies, such as: significant fundamental changes, including changes in senior management; generation of a large free cash flow; proprietary products and services; and company share buyback programs. The sub-adviser selects growth companies whose stocks appear to be available at a reasonable price relative to projected growth.

The Fund may invest in the securities of issuers of any market capitalization.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of

FUND SUMMARY: CAPITAL APPRECIATION FUND

the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Equity Securities Risk: The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large-Cap Company Risk: Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small and Mid-Cap Company Risk: The securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of larger companies.

Warrant Risk: A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

The Boston Company Asset Management, LLC (“The Boston Company”) assumed sub-advisory duties on December 5, 2011. From August 28, 2006 to December 2, 2011, Bridgeway Capital Management, Inc. served as sub-adviser to the Fund. From January 1, 2002 to August 28, 2006, the Fund was sub-advised by Credit Suisse Asset Management, LLC.

FUND SUMMARY: CAPITAL APPRECIATION FUND

During the periods shown in the bar chart below, the highest return for a quarter was 16.14% (quarter ended March 31, 2012) and the lowest return for a quarter was -25.65% (quarter ended December 31, 2008). For the year-to-date through September 30, 2014, the Fund’s return was 4.93%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	36.08%	18.96%	6.65%
Russell 1000® Growth Index	33.48%	20.39%	7.83%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by The Boston Company.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Elizabeth Slover	2011	Portfolio Manager
David Sealy	2011	Portfolio Manager
Barry Mills	2011	Portfolio Manager

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: CONSERVATIVE GROWTH LIFESTYLE FUND

Investment Objective

The Fund seeks current income and low to moderate growth of capital through investments in a combination of the Funds of VC II and VALIC Company I (“VC I”), another investment company managed by The Variable Annuity Life Insurance Company (“Underlying Funds”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), as defined herein, in which the Fund is offered. As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	0.92%
Expense Reimbursement	0.05%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)(2)	0.87%

(1)	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
(2)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 89	$288	$504	$1,127

Portfolio Turnover

The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or “turns over” its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio. Some of the Underlying Funds, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies of the Fund

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests a larger portion of its assets in Underlying Funds that invest in securities that generate current income, and generally has a lower risk level than the Aggressive Growth Lifestyle Fund and Moderate Growth Lifestyle Fund.

The Fund’s indirect holdings are primarily in fixed-income securities of domestic and foreign issuers and in equity securities of domestic companies. The Underlying Funds also invest, to a limited extent, in equity securities of foreign issuers and lower rated fixed-income securities (often referred to as “junk bonds”).

FUND SUMMARY: CONSERVATIVE GROWTH LIFESTYLE FUND

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

• fixed-income securities	55%-90%
• domestic equity securities	10%-35%
• international equity securities	0%-20%
• real estate securities	0%-6%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.

The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The sub-adviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The risks of investing in the Fund include indirect risks associated with the Fund’s investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Fund’s Investment Strategies and Investment Risks” and the “Investment Glossary” in the Prospectus, any of which could cause the Fund’s return, the price of the Fund’s shares or the Fund’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.

Active Trading Risk: The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Fund. High portfolio turnover rates of the Underlying Funds can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk: The sub-adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying Funds because the sub-adviser receives fees in connection with its management of certain of the Underlying Funds.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Underlying Fund’s income.

Credit Risk: The Fund may suffer losses if the issuer of a fixed-income security owned by an Underlying Fund may be unable to make interest or principal payments.

Equity Securities Risk: The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: The Underlying Funds may invest in foreign securities. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The Underlying Funds may invest in fixed-income securities. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

FUND SUMMARY: CONSERVATIVE GROWTH LIFESTYLE FUND

Investment Company Risk: The risks of the Fund owning shares of other investment companies such as the Underlying Funds involve substantially the same risks as investing directly in the securities held by the Underlying Funds. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. In addition, the total return from investments in other investment companies will be reduced by the operating expenses and fees of the investment company.

Junk Bond Risk: The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as “junk bonds”), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Large-Cap Company Risk: The Underlying Funds may invest in large-cap companies. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Model Risk: The Fund’s asset allocation model may fail to produce the optimal portfolio allocation.

Real Estate Investments Risk: The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Small and Mid-Cap Company Risk: The Underlying Funds may invest in small- and mid-cap companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of larger companies.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index and a blended index. The blended index is comprised of the Russell 3000® Index (24%), the MSCI EAFE Index (net) (8%), the Barclays U.S. Aggregate Bond Index (65%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (3%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 12.83% (quarter ended September 30, 2009) and the lowest return for a quarter was -7.79% (quarter ended December 31, 2008). For the year-to-date through September 30, 2014, the Fund’s return was 3.17%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	9.34%	11.66%	6.80%
S&P 500® Index	32.39%	17.94%	7.41%
Blended Index	7.86%	9.10%	6.01%

FUND SUMMARY: CONSERVATIVE GROWTH LIFESTYLE FUND

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by PineBridge Investments LLC.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Jose R. Aragon	2008	Senior Vice President and Portfolio Manager, Asset Allocation Products
Michael J. Kelly, CFA	2002	Managing Director, Global Head of Asset Allocation
Paul Mazzacano	2007	Senior Vice President and Global Head of Investment Manager Research

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: CORE BOND FUND

Investment Objective

The Fund seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.44%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.80%
Expense Reimbursement	0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.77%

(1)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.77%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 79	$252	$441	$987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. A significant portion of the Fund’s U.S. government securities may be issued or guaranteed by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Government National Mortgage Association (“GNMA”).

Although the Fund invests primarily in medium- to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities (often referred to as “junk bonds”), which are considered below investment-grade. A fixed-income security will be considered investment-grade if it is rated Baa3 or higher by Moody’s Investor Services, Inc. or BBB- or higher by Standard & Poor’s Ratings Services or determined to be of comparable quality by the sub-adviser.

Up to 40% of the Fund’s total assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers. These fixed-income securities are rated investment grade or higher at the time of investment. However, the sub-adviser is not required to dispose of a security if its rating is downgraded.

Up to 20% of the Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and cash.

FUND SUMMARY: CORE BOND FUND

The Fund’s investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company’s securities and general market and monetary conditions. Consequently, the Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Credit Risk: The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Junk Bond Risk: High yielding, high risk fixed-income securities (often referred to as “junk bonds”), may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities are less secure financially and their securities are more sensitive to downturns in the economy. The market for lower rated fixed-income securities may not be as liquid as that for more highly rated securities.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mortgage Risk: Mortgage-backed securities are similar to other debt securities in that they are subject to credit risk and interest rate risk. Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices.

Non-Mortgage Asset-Backed Securities Risk: Certain non-mortgage asset-backed securities are issued by private parties rather than the U.S. Government or its agencies or government-sponsored entities. If a private issuer fails to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

FUND SUMMARY: CORE BOND FUND

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 7.06% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.17% (quarter ended September 30, 2008). For the year-to-date through September 30, 2014, the Fund’s return was 4.02%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	-1.81%	7.32%	4.70%
Barclays U.S. Aggregate Bond Index	-2.02%	4.44%	4.55%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by PineBridge Investments LLC.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Robert Vanden Assem, CFA	2002	Managing Director and Head of Developed Markets and Investment Grade Fixed Income
John Yovanovic, CFA	2007	Managing Director and Head of High Yield Portfolio Management
Dana Burns	2014	Managing Director, Investment Grade Fixed Income

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: HIGH YIELD BOND FUND

Investment Objective

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.62%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.99%
Expense Reimbursement	0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.96%

(1)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.96%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 98	$312	$544	$1,210

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies of the Fund

At least 80% of the Fund’s net assets are invested, under normal circumstances, in high-yield, below-investment grade fixed-income securities (often referred to as “junk bonds”). These securities are rated below Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or BBB- by Standard & Poor’s Ratings Services (“S&P”) or determined to be of comparable quality by the sub-adviser. Up to 15% of the Fund’s net assets can be rated below Caa3 by Moody’s or CCC- by S&P. The Fund may also invest up to 35% of its net assets in below-investment grade foreign fixed-income securities.

The Fund may also invest up to 20% of its net assets in investment grade fixed-income securities, those rated Baa3 or higher by Moody’s and BBB- or higher by S&P.

The sub-adviser combines top-down macroeconomic themes with bottom-up research ideas on individual securities to achieve the Fund’s objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

FUND SUMMARY: HIGH YIELD BOND FUND

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Credit Risk: The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Junk Bond Risk: High yielding, high risk fixed-income securities, or junk bonds, may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities are less secure financially and their securities are more sensitive to downturns in the economy. The market for lower rated fixed-income securities may not be as liquid as that for more highly rated securities.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Citigroup High-Yield Market Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wellington Management Company LLP (“Wellington Management”) assumed sub-advisory duties on July 24, 2009. From January 1, 2002 to July 24, 2009, AIG Global Investment Corp. served as sub-adviser to the Fund.

During the periods shown in the bar chart below, the highest return for a quarter was 18.66% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.37% (quarter ended December 31, 2008). For the year-

FUND SUMMARY: HIGH YIELD BOND FUND

to-date through September 30, 2014, the Fund’s return was 3.12%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	5.18%	15.27%	7.07%
Citigroup High-Yield Market Index	7.22%	18.24%	8.23%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by Wellington Management.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Christopher A. Jones, CFA	2009	Senior Vice President and Fixed-Income Portfolio Manager

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: INTERNATIONAL OPPORTUNITIES FUND

Investment Objective

The Fund seeks to provide long-term capital appreciation through equity and equity-related investments of small to mid cap companies throughout the world, excluding the United States.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.82%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.21%
Expense Reimbursement	0.21%
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	1.00%

(1)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 1.00%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$363	$645	$1,447

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small- to mid-cap companies throughout the world, excluding the United States. The Fund will invest primarily in small- to mid-cap companies whose capitalization, at the time of purchase, does not exceed U.S. $13.0 billion. The Fund may hold foreign currencies and non-dollar denominated foreign securities. The Fund also invests in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.

The Fund is not limited in the amount it invests in any one country or region. The sub-advisers will try to select a wide range of industries and companies and may invest in developing or emerging market countries.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) employs a bottom-up, growth-focused approach that seeks to invest in companies with accelerating earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and improving relative price strength.

UBS Global AM does not employ a currency overlay strategy, but rather considers currency implications as a component in security selection.

Massachusetts Financial Services Company (“MFS”) focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies.

MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected

FUND SUMMARY: INTERNATIONAL OPPORTUNITIES FUND

primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Equity Securities Risk: The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Geographic Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Growth Style Risk: Generally, “growth” stocks are stocks of companies that a sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiples of current earnings.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

FUND SUMMARY: INTERNATIONAL OPPORTUNITIES FUND

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small and Mid-Cap Company Risk: Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be in early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are usually more volatile and entail greater risks than securities of larger companies. In addition, small and medium sized companies may be traded in over-the-counter (OTC) markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Fund determines relative market capitalizations using U.S. standards. Accordingly, the Fund’s non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI EAFE Small Cap Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

MFS assumed co-sub-advisory duties of the Fund on June 20, 2012. UBS Global AM assumed co-sub-advisory duties of the Fund on December 5, 2011. Invesco Advisers, Inc. served as co-sub-adviser of the Fund and Invesco Asset Management Ltd. served as sub-sub-adviser to the Fund from December 14, 2009 through June 20, 2012. PineBridge Investments LLC (and its predecessors) was sub-adviser to the Fund from October 11, 2004 to December 2, 2011. The Fund was sub-advised by Putnam Investment Management, LLC from January 1, 2002 through October 8, 2004.

MFS and UBS Global AM each manage approximately 50% of the Fund’s assets. The percentage of the Fund’s assets each sub-adviser manages may change from time-to-time at the discretion of Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”).

During the periods shown in the bar chart below, the highest return for a quarter was 21.35% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.67% (quarter ended September 30, 2008). For the year-to-date through September 30, 2014, the Fund’s return was -4.04%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	21.14%	12.37%	7.51%
MSCI EAFE Small Cap Index (net)	29.30%	18.50%	9.48%

FUND SUMMARY: INTERNATIONAL OPPORTUNITIES FUND

Investment Adviser

The Fund’s investment adviser is VALIC. The Fund is sub-advised by MFS and UBS Global AM.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
MFS
David A. Antonelli	2012	Vice Chairman of MFS
Peter F. Fruzzetti	2012	Investment Officer of MFS
Jose Luis Garcia	2012	Investment Officer of MFS
Robert Lau	2012	Investment Officer of MFS
UBS Global AM
Stephan Maikkula	2013	Executive Director

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: LARGE CAP VALUE FUND

Investment Objective

The Fund seeks to provide total returns that exceed over time the Russell 1000® Value Index (“Index”) through investment in equity securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.88%
Expense Reimbursement	0.07%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.81%

(1)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.81%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$274	$481	$1,078

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets in a portfolio comprised of equity securities of large market capitalization companies traded in the U.S. that are deemed to be attractive by the portfolio management team.

Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of November 30, 2014, the market capitalization range of companies in the Russell 1000® Index was approximately $2.98 million to $717.11 billion.

The Index is a sub-index of the Russell 3000® Index. The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, focusing on those with lower price-to-book ratios and lower forecasted growth values.

The Fund may invest up to 20% of its assets in foreign securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

FUND SUMMARY: LARGE CAP VALUE FUND

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Large-Cap Company Risk: Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Value Style Risk: Generally, “value” stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the sub-adviser has placed on it.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Janus Capital Management, LLC (“Janus”) and The Boston Company Asset Management, Inc. (“The Boston Company”) assumed co-sub-advisory duties of the Fund on June 7, 2010. Perkins Investment Management, LLC (“Perkins”) began to serve as a sub-sub-adviser to the Fund pursuant to a sub-sub-advisory agreement between Janus and Perkins effective June 7, 2010. From inception through June 7, 2010, the Fund was sub-advised by SSgA Funds Management, Inc.

FUND SUMMARY: LARGE CAP VALUE FUND

The Boston Company manages approximately 70% of the Fund’s assets and Janus/Perkins manages approximately 30% of the Fund’s assets. The percentage of the Fund’s assets each sub-adviser manages may change from time-to-time at the discretion of Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”).

During the periods shown in the bar chart below, the highest return for a quarter was 16.05% (quarter ended September 30, 2009) and the lowest return for a quarter was -20.41% (quarter ended December 31, 2008). For the year-to-date through September 30, 2014, the Fund’s return was 6.32%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	35.36%	14.10%	6.34%
Russell 1000® Value Index	32.53%	16.67%	7.58%

Investment Adviser

The Fund’s investment adviser is VALIC. The Fund is sub-advised by Janus/Perkins and The Boston Company.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Janus/ Perkins
Tom Perkins	2010	Portfolio Manager
Kevin Preloger	2010	Portfolio Manager
The Boston Company
Brian C. Ferguson	2010	Senior Managing Director and Director of US Large-Cap Equities

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: MID CAP GROWTH FUND

Investment Objective

The Fund seeks long-term capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.17%
Expense Reimbursement	0.32%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.85%

(1)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.85%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$340	$613	$1,392

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio.

Principal Investment Strategies of the Fund

This Fund invests, under normal circumstances, at least 80% of net assets in the equity securities and equity related instruments of mid-cap companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap Index to the market capitalization of the largest company in the Russell Midcap Index during the most recent 12-month period. As of November 30, 2014, the market capitalization range of the companies in the Russell Midcap® Index was approximately $2.98 million to $36.45 billion.

The Fund invests primarily in common stocks of companies that the sub-adviser believes have the potential for long-term, above-average earnings growth.

The sub-adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The sub-adviser considers, among other factors:

•	overall economic and market conditions; and

•	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The sub-adviser may sell a security when the security’s price reaches a target set by the sub-adviser, if the sub-adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

FUND SUMMARY: MID CAP GROWTH FUND

Up to 20% of the Fund’s net assets may be invested in other domestic equity securities, including common and preferred stocks and convertible securities. In addition, the Fund may invest in equity securities of small-cap companies. The Fund, from time to time, may have significant investments in one or more particular sectors.

The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depository receipts. Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The Fund does not consider American Depositary Receipts or Canadian securities to be foreign securities.

The Fund may also invest in convertible securities. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Equity Securities Risk: The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

FUND SUMMARY: MID CAP GROWTH FUND

Growth Style Risk: Generally, “growth” stocks are stocks of companies which a sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiples of current earnings.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mid-Cap Company Risk: Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small-Cap Company Risk: Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Special-Situations Risk: Small companies and emerging growth companies are often involved in “special situations.” Securities of special situation companies may decline in value and adversely affect the Fund’s performance if the anticipated benefits of the special situation do not materialize.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell Midcap® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wells Capital Management Incorporated (“WellsCap”) assumed sub-advisory duties on December 9, 2013. From December 1, 2010 to December 6, 2013, Columbia Management Investment Advisers, LLC was the Fund’s sub-adviser. From September 29, 2000 to November 30, 2010, Invesco Advisers, Inc. (and its affiliated entities) was the Fund’s sub-adviser.

During the periods shown in the bar chart below, the highest return for a quarter was 19.34% (quarter ended September 30, 2009) and the lowest return for a quarter was -26.68% (quarter ended December 31, 2008). For the year-to-date through September 30, 2014, the Fund’s return was -2.39%.

FUND SUMMARY: MID CAP GROWTH FUND

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	31.03%	19.43%	7.86%
Russell Midcap® Growth Index	35.74%	23.37%	9.77%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by WellsCap.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Thomas J. Pence, CFA	2013	Managing Director and Senior Portfolio Manager
Michael Smith, CFA	2013	Co-Portfolio Manager
Chris Warner, CFA	2013	Co-Portfolio Manager

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: MID CAP VALUE FUND

Investment Objective

The Fund seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.69%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.05%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets in equity securities of mid-cap companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of November 30, 2014, the market capitalization range of the companies in the Russell Midcap® Index was approximately $2.98 million to $36.45 billion.

The sub-advisers use value-oriented investment approaches to identify companies in which to invest the Fund’s assets. Generally, the sub-advisers select stocks that they believe meet one or more of the following criteria: (1) are undervalued relative to other securities in the same industry or market, (2) exhibit good or improving fundamentals, or (3) exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also invest in Depositary Receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.

The sub-advisers may routinely hold up to 20% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements while seeking to make opportunistic investments in companies that the portfolio managers believe to represent special situations, such as when a company is undergoing change that might cause its market value to grow at a rate faster than the market generally.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or

FUND SUMMARY: MID CAP VALUE FUND

insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. A sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Equity Securities Risk: The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mid-Cap Company Risk: Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Special Situations Risk: Small- and medium-sized companies are often involved in “special situations.” Securities of such companies may decline in value and adversely affect the Fund’s performance if the anticipated benefits of the special situation do not materialize.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Value Style Risk: Generally, “value” stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock

FUND SUMMARY: MID CAP VALUE FUND

may fall or may not approach the value the sub-adviser has placed on it.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell Midcap® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wellington Management Company LLP (“Wellington Management”) assumed sub-advisory duties on January 1, 2002. Tocqueville Asset Management LP (“Tocqueville”) was added as additional sub-adviser effective March 21, 2011. Robeco assumed co-sub-advisory duties on December 5, 2011. From November 7, 2005 to December 2, 2011, the Fund was co-sub-advised by Nuveen Asset Management, LLC, previously named FAF Advisors, Inc.

Wellington Management manages approximately 45% of the Fund’s assets, Tocqueville manages approximately 30% of the Fund’s assets and Robeco manages approximately 25% of the Fund’s assets. The percentage of the Fund’s assets each sub-adviser manages may change from time-to-time at the discretion of Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”).

During the periods shown in the bar chart below, the highest return for a quarter was 20.67% (quarter ended September 30, 2009) and the lowest return for a quarter was -22.35% (quarter ended September 30, 2011). For the year-to-date through September 30, 2014, the Fund’s return was 1.72%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	34.39%	20.07%	8.85%
Russell Midcap® Value Index	33.46%	21.16%	10.25%

Investment Adviser

The Fund’s investment adviser is VALIC. The Fund is sub-advised by Wellington Management, Tocqueville and Robeco.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Robeco
Steven L. Pollack	2011	Portfolio Manager
Joseph F. Feeney, Jr.	2011	Co-Chief Executive Officer, Chief Investment Officer
Tocqueville
J. Dennis Delafield	2011	Portfolio Manager
Vincent Sellecchia	2011	Portfolio Manager
Donald Wang	2011	Portfolio Manager
Wellington Management
James N. Mordy	2002	Senior Managing Director and Equity Portfolio Manager

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: MODERATE GROWTH LIFESTYLE FUND

Investment Objective

The Fund seeks growth and current income through investments in a combination of Funds of VC II and VALIC Company I (“VC I”), another investment company managed by The Variable Annuity Life Insurance Company (“VALIC”) (“Underlying Funds”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), as defined herein, in which the Fund is offered. As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.88%
Expense Reimbursement	0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)(2)	0.85%

(1)	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
(2)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$278	$485	$1,082

Portfolio Turnover

The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or “turns over” its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio. Some of the Underlying Funds, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies of the Fund

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests its assets in Underlying Funds that invest in securities that seek growth of capital, such as stocks, and securities that generate current income, such as bonds and U.S. government-issued securities. The Fund generally has a lower level of risk than the Aggressive Growth Lifestyle Fund but a greater level of risk than the Conservative Growth Lifestyle Fund.

The Fund’s indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-cap companies. The Fund’s indirect holdings may also include foreign and domestic equity

FUND SUMMARY: MODERATE GROWTH LIFESTYLE FUND

securities of medium- and small-cap companies and lower rated fixed-income securities (often referred to as “junk bonds”).

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

• fixed-income securities	30%-70%
• domestic equity securities	30%-50%
• international equity securities	0%-20%
• real estate securities	0%-10%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The sub-adviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The risks of investing in the Fund include indirect risks associated with the Fund’s investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Fund’s Investment Strategies and Investment Risks” and the “Investment Glossary” in the Prospectus, any of which could cause the Fund’s return, the price of the Fund’s shares or the Fund’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.

Active Trading Risk: The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Fund. High portfolio turnover rates of the Underlying Funds can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk: The sub-adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying Funds because the sub-adviser receives fees in connection with its management of certain of the Underlying Funds.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Underlying Fund’s income.

Credit Risk: The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Equity Securities Risk: The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: The Underlying Funds may invest in foreign securities. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The Underlying Funds may invest in fixed-income securities. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-

FUND SUMMARY: MODERATE GROWTH LIFESTYLE FUND

term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk: The risks of the Fund owning shares of other investment companies such as the Underlying Funds involve substantially the same risks as investing directly in the securities held by the Underlying Funds. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. In addition, the total return from investments in other investment companies will be reduced by the operating expenses and fees of the investment company.

Large-Cap Company Risk: The Underlying Funds may invest in large-cap companies. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Junk Bond Risk: The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as “junk bonds”), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Market Risk: The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Model Risk: The Fund’s asset allocation model may fail to produce the optimal portfolio allocation.

Real Estate Investments Risk: The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Small and Mid-Cap Company Risk: The Underlying Funds may invest in small- and mid-cap companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of larger companies.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index and a blended index. The blended index is comprised of the Russell 3000® Index (40%), the MSCI EAFE Index (net) (10%), the Barclays U.S. Aggregate Bond Index (45%) and the FTSE European Public Real Estate Association (“EPRA”) / National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (5%).

Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 14.96% (quarter ended September 30, 2009) and the lowest return for a quarter was -12.67% (quarter ended December 31, 2008). For the year-to-date through September 30, 2014, the Fund’s return was 2.84%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	16.60%	14.23%	7.69%
S&P 500® Index	32.39%	17.94%	7.41%
Blended Index	14.04%	11.81%	6.72%

FUND SUMMARY: MODERATE GROWTH LIFESTYLE FUND

Investment Adviser

The Fund’s investment adviser is VALIC. The Fund is sub-advised by PineBridge Investments LLC.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Jose R. Aragon	2008	Senior Vice President and Portfolio Manager, Asset Allocation Products
Michael J. Kelly, CFA	2002	Managing Director, Global Head of Asset Allocation
Paul Mazzacano	2007	Senior Vice President and Global Head of Investment Manager Research

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: MONEY MARKET II FUND

Investment Objective

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.63%
Expense Reimbursement	0.08%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.55%

(1)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.55%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$194	$343	$779

Principal Investment Strategies of the Fund

The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. Such securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 60 days or less. This is in accordance with Rule 2a-7 of the Investment Company Act of 1940. These practices are designed to minimize any fluctuation in the value of the Fund’s portfolio.

The Fund’s investments include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

•	Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion;

•	Commercial paper sold by corporations and finance companies;

•	Corporate debt obligations with remaining maturities of 13 months or less;

•	Repurchase agreements;

•	Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund’s net assets);

•	Asset-backed securities;

•	Adjustable rate securities;

•	Variable rate demand notes; and

•	Illiquid securities (limited to 5% of the Fund’s net assets).

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because of the following principal risks the value of your investment may fluctuate and you could lose money.

FUND SUMMARY: MONEY MARKET II FUND

In July 2014, the SEC adopted money market fund reforms to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The fund is required to comply with the money market reforms as they become effective on a phased basis over the next 2 years. In complying with the reforms, the fund may be required to take certain steps that may affect its structure and/or operations, which could adversely impact the return potential of the fund.

The following is a summary of the principal risks of investing in the Fund.

Credit Risk: The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Financial Services Exposure Risk: A substantial portion of the Fund’s portfolio may be comprised of money market instruments issued by banks. As a result, events affecting issuers in the financial services industry, including changes in government regulation and interest rates and economic downturns, may impact the creditworthiness of such issuers or their ability to honor their financial obligations. These events could have a negative impact on the Fund.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Citi Treasury Bill 3 Month Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 1.21% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2013). For the year-to-date through September 30, 2014, the Fund’s return was 0.01%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	0.01%	0.08%	1.52%
Citi Treasury Bill 3 Month Index	0.05%	0.10%	1.59%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by SunAmerica Asset Management, LLC, formerly named SunAmerica Asset Management Corp.

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: SMALL CAP GROWTH FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.84%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.26%
Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	1.16%

(1)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 1.16%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$390	$682	$1,514

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of net assets in the equity securities of small-cap companies. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of November 30, 2014, the market capitalization range of the companies in the Russell 2000® Index was approximately $0.28 million to $6.84 billion. The sub-adviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures.

In managing the Fund, the sub-adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the sub-adviser believes will achieve above-average growth in the future.

Growth companies purchased for the Fund include those, in the opinion of the sub-adviser, with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such

FUND SUMMARY: SMALL CAP GROWTH FUND

other securities as the Fund and the securities lending agent may agree upon.

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, “growth” stocks are stocks of companies which a sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiples of current earnings.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small-Cap Company Risk: Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

J.P. Morgan Investment Management, Inc. (“JPMIM”) assumed sub-advisory responsibilities on December 10, 2007. From January 1, 2002 to December 10, 2007, Franklin Advisers, Inc. sub-advised the Fund.

During the periods shown in the bar chart below, the highest return for a quarter was 23.00% (quarter ended June 30, 2009) and the lowest return for a quarter was -25.52% (quarter ended December 31, 2008). For the year-

FUND SUMMARY: SMALL CAP GROWTH FUND

to-date through September 30, 2014, the Fund’s return was -8.68%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	47.69%	23.98%	8.26%
Russell 2000® Growth Index	43.30%	22.58%	9.41%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by JPMIM.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Eytan M. Shapiro	2007	Managing Director and Portfolio Manager – U.S. Small Cap Growth Strategy

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: SMALL CAP VALUE FUND

Investment Objective

The Fund seeks to provide maximum long-term return, consistent with reasonable risk to principal, by investing primarily in securities of small-cap companies in terms of revenues and/or market capitalization.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.66%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.03%
Expense Reimbursement	0.08%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.95%

(1)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.95%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$320	$561	$1,252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of November 30, 2014, the market capitalization range of the companies in the Russell 2000® Index was approximately $0.28 million to $6.84 billion.

The sub-advisers use a value-oriented approach. Companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

FUND SUMMARY: SMALL CAP VALUE FUND

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. A sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: A Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small-Cap Company Risk: Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Value Style Risk: Generally, “value” stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the sub-adviser has placed on it.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

SunAmerica Asset Management, LLC (“SAAMCo”), formerly named SunAmerica Asset Management Corp., was a co-sub-adviser of the Fund from February 28, 2010 to December 14, 2012. Effective February 8, 2010, Metropolitan West Capital Management, LLC (“MetWest Capital”) assumed co-sub-advisory duties. As of January 1, 2002, J.P. Morgan Investment Management, Inc. (“JPMIM”) (and its predecessors) assumed management of the Fund.

JPMIM manages approximately 60% of the Fund’s assets and MetWest Capital manages approximately 40% of the Fund’s assets. The percentage of the Fund’s assets each sub-adviser manages may change from time-to-time at the discretion of Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”).

During the periods shown in the bar chart below, the highest return for a quarter was 21.34% (quarter ended September 30, 2009) and the lowest return for a quarter was -25.25% (quarter ended December 31, 2008). For the year-to-date through September 30, 2014, the Fund’s return was -3.27%.

FUND SUMMARY: SMALL CAP VALUE FUND

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	36.21%	17.70%	8.38%
Russell 2000® Value Index	34.52%	17.64%	8.61%

Investment Adviser

The Fund’s investment adviser is VALIC. The Fund is sub-advised by JPMIM and MetWest Capital.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
JPMIM
Phillip Hart, CFA	2012	Managing Director, Head of U.S. Behavioral Finance Small Cap Equity Group
Dennis S. Ruhl, CFA	2005	Managing Director, CIO of Behavioral Finance Equity Group
MetWest Capital
Samir Sikka	2010	Managing Director and Lead Portfolio Manager

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: SOCIALLY RESPONSIBLE FUND

Investment Objective

The Fund seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.61%
Expense Reimbursement	0.05%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.56%

(1)	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.56%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$57	$190	$335	$757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund’s social criteria. To determine which companies meet the Fund’s social criteria, the sub-adviser incorporates into its investment process industry classifications and research services from an independent social research service.

The Fund does not invest in companies that are significantly engaged in:

•	the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;

•	the manufacture or distribution of alcoholic beverages or tobacco products;

•	the operation of gambling-related businesses; and

•	the production of nuclear energy.

The Fund also does not invest in companies that:

•	have a history of poor labor-management relations;

•	engage in businesses or have products that have a severely negative impact on the environment;

•	have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located;

•	engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and

•	have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.

FUND SUMMARY: SOCIALLY RESPONSIBLE FUND

The Fund may invest up to 20% of its net assets in the securities of other types of companies meeting the social criteria, including foreign securities, preferred stock and convertible securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. At times a convertible security may be more susceptible to fixed-income security related risks, while at other times such a security may be more susceptible to equity security related risks. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to the Fund.

Equity Securities Risk: The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Preferred Stock Risk: Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Social Criteria Risk: Social criteria screening limits the availability of investment opportunities for the Fund. If the Fund changes its social criteria or a company stops meeting the Fund’s social criteria, the Fund will sell the

FUND SUMMARY: SOCIALLY RESPONSIBLE FUND

affected investments even if this means the Fund loses money.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

SunAmerica Asset Management, LLC (“SAAMCo”), formerly named SunAmerica Asset Management Corp., assumed sub-advisory duties on December 1, 2009. From January 1, 2002 to November 30, 2009, AIG Global Investment Corp. served as sub-adviser to the Fund.

During the periods shown in the bar chart below, the highest return for a quarter was 16.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.90% (quarter ended December 31, 2008). For the year-to-date through September 30, 2014, the Fund’s return was 9.27%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	35.43%	18.82%	7.36%
S&P 500® Index	32.39%	17.94%	7.41%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by SAAMCo.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2012	Co-Portfolio Manager

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

FUND SUMMARY: STRATEGIC BOND FUND

Investment Objective

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.51%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.88%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in a broad range of fixed-income securities, including:

•	investment grade bonds (rated Baa or higher by Moody’s Investor Services, Inc. (“Moody’s”) and BBB or higher by Standard & Poor’s Ratings Services (“S&P”);

•	U.S. Government and agency obligations;

•	mortgage–and asset-backed securities; and

•	U.S., Canadian, and foreign high risk, high yield, “junk bonds” (rated C or higher by Moody’s and CC or higher by S&P, or comparable unrated securities).

Up to 50% of the Fund’s total assets may be invested in foreign securities. Up to 25% of the Fund’s total assets may be invested in foreign emerging market debt (both U.S. and non-U.S. dollar denominated), including, both sovereign and corporate debt rated C or higher by Moody’s or CC or higher by S&P, or of comparable quality if unrated. In addition, the Fund may invest up to an additional 25% of its total assets in non-U.S. dollar bonds.

The Fund may invest up to 10% of its net assets in senior secured floating rate loans.

The Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

FUND SUMMARY: STRATEGIC BOND FUND

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Credit Risk: The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Junk Bond Risk: High yielding, high risk fixed-income securities (often referred to as “junk bonds”), may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities because issuers of lower rated fixed-income securities are less secure financially and their securities are more sensitive to downturns in the economy. The market for lower rated fixed-income securities may not be as liquid as that for more highly rated securities.

Loan Risk: Declines in prevailing interest rates may increase prepayments of loans and may expose the Fund to a lower rate of return if it reinvests the repaid principal in loans with lower yields. No active trading market may exist for certain loans, which may impair the ability of the Fund to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

FUND SUMMARY: STRATEGIC BOND FUND

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 11.31% (quarter ended June 30, 2009) and the lowest return for a quarter was -8.96% (quarter ended December 31, 2008). For the year-to-date through September 30, 2014, the Fund’s return was 4.40%.

Average Annual Total Returns (For the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Fund	0.26%	10.46%	6.35%
Barclays U.S. Aggregate Bond Index	-2.02%	4.44%	4.55%

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by PineBridge Investments LLC.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Anthony King	2002	Managing Director, Global Fixed Income
Robert Vanden Assem, CFA	2002	Managing Director and Head of Developed Markets and Investment Grade Fixed Income
John Yovanovic, CFA	2007	Managing Director and Head of High Yield Portfolio Management
Dana Burns	2014	Managing Director, Investment Grade Fixed Income

For important information about purchase and sales of Fund shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 50.

IMPORTANT ADDITIONAL INFORMATION

Purchases and Sales of Fund Shares

Shares of the Funds may only be purchased or redeemed through Variable Contracts offered by the separate accounts of VALIC or other participating life insurance companies and through qualifying retirement plans (“Plans”) and IRAs. Shares of the Funds may be purchased and redeemed each day the New York Stock Exchange is open, at the Fund’s net asset value determined after receipt of a request in good order.

The Funds do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums.

Tax Information

The Funds will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends. However, contractholders may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering documents) for the Variable Contract for additional information regarding taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

The Funds are not sold directly to the general public but instead are offered to registered and unregistered separate accounts of VALIC and its affiliates and to Plans and IRAs. The Funds and their related companies may make payments to the sponsoring insurance company or its affiliates for recordkeeping and distribution. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Funds as underlying investment options in a variable contract. Visit your sponsoring insurance company’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES AND RISKS

The Funds’ principal investment strategies and principal risks are described in their respective Fund Summaries. Additional information regarding the Funds’ investment strategies and investment risks are provided below.

From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Fund’s investments in money market securities for temporary defensive purposes. If a Fund takes such a temporary defensive position, it may not achieve its investment objective.

The principal investment objective and strategies for each of the Funds in this Prospectus are non-fundamental and may be changed by the Board of Trustees of VC II without investor approval. Investors will be given written notice in advance of any change to a Fund’s investment strategy that requires 80% of its net assets to be invested in certain types of securities. References to “net assets” in the Fund Summaries take into account any borrowings for investment purposes by a Fund. Unless stated otherwise, all percentages are calculated as of the time of purchase.

Lifestyle Funds. VC II offers three Lifestyle Funds: the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, and the Conservative Growth Lifestyle Fund. Each of the Lifestyle Funds is a fund-of-funds. Fund-of-funds is a term used to describe a mutual fund that pursues its objective by investing in other mutual funds (the “Underlying Funds”), rather than in individual stocks or bonds. An investor in a Lifestyle Fund pays the expenses of the Lifestyle Fund and indirectly pays a proportionate share of the expenses of the Underlying Funds.

In determining which Lifestyle Fund is appropriate for you, you should consider your risk tolerance, investment goals, investment time horizon and financial circumstances. You should reconsider these factors from time-to-time to determine whether another one of the Lifestyle Funds more accurately reflects your then current investment style and life stage. The allocation to stocks and bonds in each Lifestyle Fund reflects its greater or lesser emphasis on pursuing current income or capital growth and its risk tolerance. The Aggressive Growth Lifestyle Fund primarily invests in Underlying Funds that invest in common stocks, which may provide capital growth, but may expose the Fund to greater market risk and higher volatility than the other Lifestyle Funds. The Conservative Growth Lifestyle Fund invests a significant portion of its assets in Underlying Funds that invest in fixed-income securities (such as bonds, U.S. government issued securities, and mortgage-backed and asset-backed securities), which are more likely to generate current income, and may expose the Fund to less risk and volatility and less opportunity for capital growth than the other Lifestyle Funds. The Moderate Growth Lifestyle Fund invests in Underlying Funds that invest in both equity securities and fixed-income securities, which may expose the Fund to a moderate level of risk when compared to the other Lifestyle Funds.

In addition to the securities and investment techniques described in this Prospectus, there are other securities and investment techniques in which the Funds may invest in limited instances. These other securities and investment techniques are listed in the Statement of Additional Information, which you may obtain free of charge (see back cover).

The Variable Annuity Life Insurance Company (“VALIC”), as the investment adviser of VC II, initially allocates the assets of certain Funds that have more than one sub-adviser in a manner designed to maximize investment efficiency as well as properly reflect the investment style and provide complementary fit within the Fund. VALIC allocates subscriptions and redemptions equally among the multiple sub-advisers, unless VALIC determines that a different allocation of assets would be in the best interest of the respective Fund and its shareholders. VALIC periodically reviews the asset allocation in each Fund to determine the extent to which a portion of assets managed by a sub-adviser differs from that portion initially allocated to the sub-adviser. If VALIC determines that the difference is significant, VALIC may effect a re-balancing of a Fund’s assets and adjustment of the Fund’s allocation of cash flows among sub-advisers. However, VALIC reserves the right to reallocate assets from one sub-adviser to another when it would be in the best interests of a Fund and its shareholders to do so. VALIC makes such determination based on a number of factors including to maintain a consistent investment style and to better reflect a Fund’s benchmark or its peers. In some instances, the effect of the reallocation will be to shift assets from a better performing sub-adviser to a portion of the Fund with a relatively lower total return.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES AND RISKS

Aggressive Growth Lifestyle Fund

As of August 31, 2014, the Fund was invested in Underlying Funds, which primarily invested in the following asset categories:

Asset Category/ Underlying Funds	Percentage of Fund Assets
Domestic Equity Funds	58.3%
Fixed-Income Funds	12.4%
International Equity Funds	23.7%
Real Estate Fund	5.6%

The percentage of the Fund’s assets invested in the Underlying Funds will change from time-to-time and the sub-adviser may re-allocate the Fund’s assets among these asset categories and the Underlying Funds.

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Affiliated Fund Risk, Call or Prepayment Risk, Credit Risk, Foreign Investment Risk, Interest Rate Risk, Investment Company Risk, Large-Cap Company Risk, Junk Bond Risk, Market Risk, Model Risk, Real Estate Investments Risk and Small and Mid-Cap Company Risk.

Capital Appreciation Fund

Although the Fund typically invests in common stocks of domestic companies, the Fund may occasionally invest in the equity securities of foreign issuers (up to a maximum of 20% of total assets).

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Active Trading Risk and Foreign Investment Risk.

Conservative Growth Lifestyle Fund

As of August 31, 2014, the Fund was invested in Underlying Funds, which primarily invested in the following asset categories:

Asset Category/ Underlying Funds	Percentage of Fund Assets
Domestic Equity Funds	28.7%
Fixed-Income Funds	55.2%
International Equity Funds	13.4%
Real Estate Fund	2.7%

The percentage of the Fund’s assets invested in the Underlying Funds will change from time-to-time and the sub-adviser may re-allocate the Fund’s assets among these asset categories and the Underlying Funds.

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Affiliated Fund Risk, Call or Prepayment Risk, Credit Risk, Foreign Investment Risk, Interest Rate Risk, Investment Company Risk, Large-Cap Company Risk, Junk Bond Risk, Market Risk, Model Risk and Real Estate Investment Risk.

Core Bond Fund

The Fund may invest significantly in U.S. Government securities, which are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another.

For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

Although the Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets. Equity securities include common or preferred stocks, convertible securities, and warrants.

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Equity Securities Risk, Preferred Stock Risk, Convertible Securities Risk, Call or Prepayment Risk, and Warrant Risk.

High Yield Bond Fund

Although the Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets. Equity securities include common or preferred stocks, convertible securities, and warrants. In addition, the fund may also invest up to 15% of the Fund’s net assets in

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES AND RISKS

bank loans and up to 10% of the Fund’s net assets in credit derivatives (single name credit default swaps and credit default swap indexes). Credit derivatives may be used by the fund for various purposes, including managing credit risk (i.e. hedging), enhancing returns, a substitute for physical securities or speculation.

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Credit Default Swap Risk, Loan Risk, Derivatives Risk, Hedging Risk, Counterparty Risk, Equity Securities Risk, Preferred Stock Risk, Convertible Securities Risk and Warrant Risk.

International Opportunities Fund

Equity securities in which the Fund may invest may include common stocks, preferred stocks, convertible securities and depositary receipts.

Although the Fund invests primarily in equity securities, it may invest in fixed-income securities from time-to-time up to 20% of the Fund’s net assets. Investments in such fixed-income securities will be rated as investment grade by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch Ratings. Fixed-income securities may be denominated in various currencies; however, no more than 20% of the Fund’s net assets will be invested in fixed-income securities denominated in a currency other than the U.S. dollar or invested in fixed-income securities issued by a single foreign government or international organization, such as the World Bank.

The Fund may also invest up to 5% of its assets in participatory notes. Participatory notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The Fund may also invest in other investment companies (including exchange-traded funds).

If the active trading market for certain securities becomes limited or non-existent, it can become more difficult to sell the securities at or near their perceived value. This may cause the value of such securities and the Fund’s share price to fall dramatically.

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Active Trading Risk, Credit Risk, Interest Rate Risk, Investment Company Risk, Liquidity Risk, Preferred Stock Risk and Participatory Notes Risk.

Large Cap Value Fund

The Boston Company Asset Management, Inc.’s investment process is driven by fundamental security analysis, combining traditional value measures with analysis of business improvement. This philosophy guides the sub-adviser toward a research-driven, risk-controlled portfolio.

Perkins looks for stocks that have recently underperformed, with strong balance sheets and solid recurring free cash flows. Multiple levels of risk management combined with a disciplined investment approach focused on high quality stocks, helps Perkins manage overall investment risk.

Although the Fund normally invests in the common stock of domestic companies, the Fund may invest a portion of its assets in the equity securities of foreign companies.

Mid Cap Growth Fund

The Mid Cap Growth Fund invests primarily in equity securities of mid-capitalization U.S. companies that offer the potential for capital growth. The Fund emphasizes companies that have the prospect for improving and/or accelerating sales and earnings growth rates; that enjoy competitive industry advantages; and that have effective management with a history of making investments that are in the best interests of shareholders. The Fund seeks to produce a higher net-of-fees total rate of return than the Russell Midcap Growth index over a full market cycle (generally 3-5 years).

The investment process is implemented using the following five tenets:

•	Research designed to “Surround the Company.” The team employs a rigorous bottom-up research process to identify solid investments.

•	Research companies across the market cap spectrum to develop unique fundamental insights. The investment team manages large cap, mid cap, and small- to-mid cap strategies.

•	Analysis of current balance sheet to understand future earnings. Financial analysis focuses on a company’s income statement, balance sheet, and statement of cash flows.

•	Disciplined management of valuation targets. The team establishes near-term and long-term price targets for each holding in the portfolio.

•	Construct a portfolio to balance return vs. risk. The portfolio composition is closely monitored, as the managers believe that constructing a well-diversified portfolio further reduces risk while enhancing return.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES AND RISKS

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies.

The Fund may purchase American Depositary Receipts (“ADRs”) but does not consider ADRs or Canadian securities to be foreign securities.

The Fund’s strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company’s securities and general market and monetary conditions. Consequently, the Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Fund may invest in derivatives such as futures, forward contracts and options. Derivatives are financial contracts whose values are based on (or “derived from”) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indexes (such as the S&P 500 ® Index). The Fund may use derivative instruments for both hedging and non-hedging purposes, including, for example, to produce incremental earnings, to hedge existing positions, to provide a substitute for a position in an underlying asset, to increase or reduce market or credit exposure or to increase flexibility.

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Derivatives Risk, Counterparty Risk and Hedging Risk.

Mid Cap Value Fund

Generally, the sub-advisers select stocks that they believe meet one or more of the following criteria.

•	are undervalued relative to other securities in the same industry or market;

•	exhibit good or improving fundamentals; or

•	exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In determining whether a company is exhibiting good or improving fundamentals, each sub-adviser conducts extensive research, which generally consists of reviewing of a company’s business prospects, including its financial strength, business plans, industry, position and/or management experience. Each sub-adviser’s valuation techniques are a key component to the Fund’s investment approach.

From time to time, certain of the Fund’s sub-advisers may invest in small or large-cap companies, preferred stock and real estate investment trusts (“REITs”).

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Large-Cap Company Risk, Small-Cap Company Risk, Preferred Stock Risk and REITs Risk.

Moderate Growth Lifestyle Fund

As of August 31, 2014, the Fund was invested in Underlying Funds, which primarily invested in the following asset categories:

Asset Category/ Underlying Funds	Percentage of Fund Assets
Domestic Equity Funds	45.0%
Fixed-Income Funds	31.7%
International Equity Funds	19.1%
Real Estate Fund	4.2%

The percentage of the Fund’s assets invested in the Underlying Funds will change from time-to-time and the sub-adviser may re-allocate the Fund’s assets among these asset categories and the Underlying Funds.

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Affiliated Fund Risk, Call or Prepayment Risk, Credit Risk, Foreign Investment Risk, Interest Rate Risk, Investment Company Risk, Large-Cap Company Risk, Junk Bond Risk, Market Risk, Model Risk, Real Estate Investments Risk, and Small and Mid-Cap Company Risk.

Money Market II Fund

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Risks of the Fund: Risk of Investing in Money Market Securities, Credit Risk, Financial Services Exposure Risk, Interest Rate Risk and U.S. Government Obligations Risk.

Small Cap Growth Fund

The sub-adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the sub-adviser’s research and portfolio management teams. A disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES AND RISKS

The sub-adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. The sub-adviser may also sell a security, which the sub-adviser no longer considers reasonably valued. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Small Cap Value Fund

The sub-advisers will evaluate companies based on characteristics such as business momentum, balance sheet characteristics, capital deployment, earnings quality and management quality. Stocks are sold based on market capitalization considerations or when they are no longer expected to appreciate in value.

MetWest Capital may sell a security held by the Fund should the following occur:

•	Stock price approaches the intrinsic value target

•	Warning signs emerge of beginning fundamental deterioration

•	More attractive investment opportunities are identified

•	Value drivers are realized

•	Value drivers are delayed beyond the investment time horizon

J.P. Morgan Investment Management Inc. regularly uses exchange-traded futures to manage a portion of the Fund’s cash.

Although the Fund primarily invests in domestic issuers, the Fund is authorized to invest up to 25% of its assets in the securities of foreign issuers.

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Active Trading Risk, Foreign Investment Risk, Investment Company Risk and Derivatives Risk.

Socially Responsible Fund

Since the Fund’s definition of social criteria is not “fundamental,” VC II’s Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments in public funds.

Strategic Bond Fund

The Fund may invest in U.S. Government securities, which are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another.

For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

The Fund may also invest up to 20% of net assets in equity securities, such as common and preferred stocks, convertible securities, and warrants. The Fund may also invest in senior secured floating rate loans, which are generally, direct debt obligations undertaken by U.S. corporations in connection with recapitalizations, acquisitions, leveraged buyouts and refinancing. Additionally, the Fund may enter into forward foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Equity Securities Risk, Preferred Stock Risk, Convertible Securities Risk, Warrant Risk, Derivatives Risk, Counterparty Risk and Hedging Risk.

INVESTMENT GLOSSARY

Investment Terms

Each Fund’s principal (key) investment strategy and risks are described above. More detail on investments and investment techniques is shown below. Funds may utilize these investments and techniques as noted, though the investment or technique may not be a principal strategy. All Money Market II Fund investments must comply with Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), which allows the purchase of only high quality money market instruments.

American Depositary Receipts (“ADRs”)

ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.

Asset-Backed Securities

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

Derivatives

Unlike stocks and bonds that represent actual ownership of a stock or bond, derivatives are instruments that “derive” their value from securities issued by a company, government, or government agency, such as futures and options. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect (“hedge”) against a change in the price of the underlying security. There are some investors who take higher risk (“speculate”) and buy derivatives to profit from a change in price of the underlying security. The Funds may purchase derivatives to hedge their investment portfolios and to earn additional income in order to help achieve their objectives. Generally, the Funds do not buy derivatives to speculate. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts.

Diversification

Each Fund’s diversification policy limits the amount that the Fund may invest in certain securities. Each Fund’s diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the “Code”) as well as the 1940 Act. All of the Funds are diversified under the 1940 Act. All of the Funds are expected to satisfy the Internal Revenue Code’s diversification requirements.

Equity Securities

Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:

•	Common stock — Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

•	Preferred stock — Each share of preferred stock usually allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

•	Convertible preferred stock — A stock with a set dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). More information about these equity securities is included elsewhere in this Prospectus or contained in the Statement of Additional Information.

Market cap ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in which the Funds invest, and the indexes described below, change over time. A Fund will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Funds, except as noted in a Fund

INVESTMENT GLOSSARY

Summary or Additional Information about the Fund’s Investment Strategies and Risks:

•	Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of November 30, 2014, the market capitalization range of companies in the Russell 1000® Index was approximately $2.98 million to $717.11 billion.

•	Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of November 30, 2014, the market capitalization range of the companies in the Russell Midcap® Index was approximately $2.98 million to $36.45 billion.

•	Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of June 30, 2014, the market capitalization range of the companies in the Russell 2000® Index was approximately $0.28 million to $6.84 billion.

Exchange-Traded Funds (“ETFs”)

These are a type of investment company fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have management fees which increase their cost.

Firm Commitment

A firm commitment is a buy order for delayed delivery in which a Fund agrees to purchase a security from a seller at a future date, stated price, and fixed yield. The agreement binds the seller as to delivery and binds the purchaser as to acceptance of delivery.

Fixed-Income Securities

Fixed-income securities include a broad array of short, medium and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed by the federal government to pay interest and principal. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company’s ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Investment grade bonds are bonds that are rated at least BBB by Standard & Poor’s Rating Services (“S&P®”), Baa by Moody’s Investor Services, Inc. (“Moody’s”), or the equivalent thereof by another rating organization or, if unrated, are determined by the sub-adviser to be of comparable quality at the time of purchase. The Statement of Additional Information has more detail about ratings.

Bonds that are rated Baa by Moody’s or BBB by S&P have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody’s or BBB– by S&P® (commonly referred to as high yield, high risk or junk bonds) are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-

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quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Bonds are not the only type of fixed-income security. Other fixed-income securities include but are not limited to U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Commercial paper is a specific type of corporate or short term note payable in less than 270 days. Most commercial paper matures in 50 days or less. Fixed-income securities may be acquired with warrants attached. For more information about specific income securities see the Statement of Additional Information.

Investments in fixed-income securities include U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. For more information about mortgage-backed fixed-income securities see “Mortgage-Backed Securities” below.

Recent market conditions have resulted in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the value of many types of debt securities has been reduced, including, but not limited to, asset-backed securities. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities, or to predict the duration of these market events. Mortgage-backed securities have been especially affected by these events. Some financial institutions may have large (but still undisclosed) exposures to such securities, which could have a negative effect on the broader economy. Securities in which a Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets, and if a Fund is forced to sell such investments to meet redemptions or for other cash needs, such Fund may suffer a loss.

Foreign Currency

Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Funds may also buy foreign currencies to pay for foreign securities bought for the Fund or for hedging purposes.

Foreign Securities

Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs. There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

Hybrid Instruments

Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. In addition, another type of hybrid instrument is a participatory note, which is issued by banks or broker-dealers and is designed to offer a return linked to a particular underlying equity, debt, currency or market.

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Illiquid Securities

An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities. A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or any Fund’s sub-adviser to be illiquid solely by reason of being restricted. Instead, the sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Board of Trustees. If the sub-adviser concludes that a security is not liquid, that investment will be included within the Fund’s limitation on illiquid securities.

Money Market Securities

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is high quality when it is rated in one of the two highest credit categories by Moody’s or S&P® or another nationally recognized rating service or if unrated, deemed high quality by VALIC.

These high quality money market securities include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

•	Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.

•	Commercial paper sold by corporations and finance companies.

•	Corporate debt obligations with remaining maturities of 13 months or less.

•	Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, adjustable rate securities and variable rate demand notes.

Mortgage-Backed Securities

Mortgage-backed securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.

Mortgage pass-through securities represent interests in “pools” of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-backed securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by Government National Mortgage Association (“GNMA”)) or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage-backed securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations (“CMOs”) are hybrid mortgage-backed instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities. Mortgage-Backed Securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.

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Repurchase Agreements

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

Reverse Repurchase Agreements, Dollar Rolls and Borrowings

A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.

In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund foregoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the securities sold.

If a Fund’s positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered by liquid assets, such transactions would be subject to the Fund’s limitations on borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See “Investment Restrictions” in the Statement of Additional Information for a complete listing of each Fund’s investment restrictions.

Special Situations

A special situation arises when, in the opinion of the adviser or sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to the issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate events, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Swap Agreements

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a particular foreign currency), or in a “basket” of securities representing a particular index. Forms of swap agreements include credit default swaps, equity swaps, interest rate swaps, floors, and collars, and fixed-income total return swaps.

Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. An equity swap is a special type of total return swap, where the underlying asset is a stock, a basket of stocks, or a stock index. Compared to actually owning the stock, in this case you do not have to pay anything up front, but you do not have any voting or other rights that stockholders do have. Interest rate swaps are the most common type of swap. The parties typically exchange fixed rate payments against floating rate payments. A fixed-income total return swap is a swap, where one party pays the total return of an asset, and the other party makes periodic interest payments. The total return is the capital gain or loss, plus any interest or dividend payments. The parties have exposure to the return of the underlying asset without having to hold the underlying assets.

Temporary Defensive Investment Strategy

From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on Fund investments in money market securities for temporary defensive purposes. If the Funds take such a temporary defensive position, they may not achieve their investment objectives.

When-Issued Securities, Delayed Delivery and Forward Commitment Transactions

The Funds may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves

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entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Investment Risks

Active Management Risk

Different investment styles and strategies tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The investment style or strategy used by each Fund may fail to produce the intended result. Moreover, the Fund may outperform or underperform funds that employ a different investment style or strategy. A sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Generally, stocks with growth characteristics can have relatively wide price swings as a result of their potentially high valuations, while stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. The share price of a Fund that holds stocks with growth and value characteristics may be negatively affected by either set of risks, as discussed in more detail below.

•	Growth Style Risk. Generally, “growth” stocks are stocks of companies that a sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiples of current earnings.

•	Value Style Risk. Generally, “value” stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the sub-adviser has placed on it.

Active Trading Risk

A strategy used whereby a Fund may engage in frequent trading of portfolio securities in an effort to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section, each Fund’s portfolio turnover rate is provided for each of the last five years.

Call or Prepayment Risk

During periods of falling interest rates, a bond issuer may “call” —or repay —its high-yielding bonds before their maturity date. Typically, such repayments will occur during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through a Fund and result in a decline in such Fund’s income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

Convertible Securities Risk

The values of the convertible securities in which a Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. At times a convertible security may be more susceptible to fixed-income security related risks, while at other times such a security may be more susceptible to equity security related risks. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to a Fund.

Counterparty Risk

Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Fund becomes

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bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Credit Risk

The value of a fixed-income security is directly affected by an issuer’s ability to pay principal and interest on time. If a Fund invests in fixed-income securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by a Fund fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Depositary Receipts Risk

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Credit Default Swap Risk

A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase counterparty risk when a Fund is the buyer. The absence of a central exchange or market for swap transactions has led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect a Fund. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.

Derivatives Risk

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can significantly increase a Fund’s exposure to market and credit risk. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the underlying instruments or such Fund’s other investments. A small investment in derivatives can have a potentially large impact on a Fund’s performance. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk.

Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. Leveraging also may expose a Fund to losses in excess of the amount invested. Due to their complexity, derivatives may not perform as intended. As a result, a Fund may not realize the anticipated benefits from a derivative it holds or it may realize losses. A Fund may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. A Fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.

Derivatives are often used to hedge against positions in a Fund. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which a Fund’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Recent legislation calls for a new regulatory framework for the derivatives markets. The extent and impact of new regulations are not yet known and may not be known for some time. New regulations may make the use of derivatives by funds more costly, may limit the availability

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of certain types of derivatives, and may otherwise adversely affect the value or performance of derivatives used by a Fund.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be less liquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Equity Securities Risk

A Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Financial Services Exposure Risk

Events affecting issuers in the financial services industry, including changes in government regulation and interest rates and economic downturns, may impact the creditworthiness of such issuers or their ability to honor their financial obligations. These events could have a negative impact on a Fund.

Foreign Investment Risk

Investments in foreign securities involve risks in addition to those associated with investments in domestic securities due to changes in currency exchange rates, unfavorable political and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means a sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than markets of developed countries. A Fund investing in foreign securities may also be subject to the following risks:

•	Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, a Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

•	Emerging Markets Risk. The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in emerging markets. Generally, economic structures in emerging market counties are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

•

Foreign Sovereign Debt Risk. To the extent a Fund invests in foreign sovereign debt securities, it may be subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International

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Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Geographic Risk

If a Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Hedging Risk

A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position (often a through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Interest Rate Risk

The volatility of fixed-income securities is due principally to changes in interest rates. The market value of money market securities and other fixed-income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk

An exchange-traded fund (ETF) or investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the performance of a Fund investing in these instruments. Investments in ETFs and investment companies involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the ETF or investment company. In addition, a Fund that invests in shares of an ETF or another investment company bears a proportionate share of the ETF or other investment company’s expenses.

IPO Risk

A Fund’s purchase of shares issued as part of, or a short period after a company’s initial public offering (“IPO”)

exposes it to risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Junk Bond Risk

A portion of a Fund’s investments may be invested in high yielding, high risk fixed income securities, commonly known as junk bonds. These securities can range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. Investments in junk bonds involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed income securities because issuers of junk bonds are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. Accordingly, these investments could decrease in value and therefore negatively impact a Fund. In addition, the secondary market for junk bonds may not be as liquid as that for higher rated fixed income securities. As a result, a Fund may find it more difficult to value junk bonds or sell them and may have to sell them at prices significantly lower than the values assigned to them by a Fund.

Large-Cap Company Risk

Large-cap companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize smaller capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Liquidity Risk

When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Moreover, a Fund may have to hold such securities longer than it would like and may have to forego other investment opportunities. The inability of a Fund to dispose of securities promptly or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes.

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Liquidity Risk for Mortgage- and Asset-Backed Securities

In recent years, the market for mortgage-backed securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have similarly been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. As noted above, a Fund may invest in mortgage- and asset-backed securities and therefore may be exposed to these increased risks.

Loan Risk

Declines in prevailing interest rates may increase prepayments of loans and may expose a Fund to a lower rate of return if it reinvests the repaid principal in loans with lower yields. No active trading market may exist for certain loans, which may impair the ability of a Fund to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

Market Risk

A Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, a sub-adviser’s assessment of companies held in a Fund may prove incorrect, resulting in losses or poor performance even in a rising market.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like markets generally, the investment performance of a Fund will fluctuate, so an investor may lose money over short or even long periods.

Mid-Cap Company Risk

The risk that medium sized companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times. Investing in mid-cap companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies.

Model Risk

Model risk is the risk that the asset allocation model fails to produce the optimal allocation.

Mortgage Risk

Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause a Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. See also “Liquidity Risk for Mortgage- and Asset-Backed Securities.”

Mortgage- and Asset-Backed Securities Risk Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Non-Mortgage Asset-Backed Securities Risk

Certain non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities. See also “Mortgage- and Asset-Backed Securities Risk.”

INVESTMENT GLOSSARY

Participatory Notes Risk

Participatory notes are issued by banks or broker-dealers and are designed to replicate the performance of certain securities or markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.

Preferred Stock Risk

Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.

Real Estate Investments Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. In addition, securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that companies in the real estate industry concentrate investments in particular geographic regions or property types.

Regulatory Risk

The Commodity Futures Trading Commission (“CFTC”) has adopted certain regulatory changes that could subject the investment adviser to CFTC regulation as a commodity pool operator, if the investment adviser or Underlying Funds engage in trading futures and swaps beyond certain limits. Compliance with these additional registration and regulatory requirements would increase Fund expenses.

REITs Risk

Real Estate Investment Trusts (“REITs”) pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, shareholders will absorb an additional layer of fees when the Fund invests in REITs. The performance of any Fund’s REITs holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REITs performance. When a REIT focuses its investments in particular sub-sectors of the real estate industry or particular geographic regions, the REIT’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing the return to a Fund on its investment in such company.

Risks of Investing in Money Market Securities

An investment in a Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Securities Lending Risk

Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

INVESTMENT GLOSSARY

Sector Risk

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by such Fund.

At times, a Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making such a Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Fund’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a fund that invests more broadly.

Small-Cap Company Risk

Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, markets, or financial resources. Their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that a Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before a Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Small and Mid-Cap Company Risk

Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies. In addition, small and medium sized companies may be traded in over-the-counter (OTC) markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Funds determine relative market capitalizations using U.S. standards. Accordingly, a Fund’s non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.

Social Criteria Risk

If a company stops meeting the Fund’s social criteria after the Fund acquires it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer meet the social criteria, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

Special Situations Risk

Small companies and emerging growth companies are often involved in “special situations.” Securities of special situation companies may decline in value and hurt the Fund’s performance if the anticipated benefits of the special situation do not materialize. See also IPO Risk.

U.S. Government Obligations Risk

U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the FHLMC, FNMA and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

INVESTMENT GLOSSARY

Warrant Risk

A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.

About the Indexes

The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

The Citigroup High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S. or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

The MSCI EAFE Index (Europe, Australasia, Far East)
(net)* is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom**.

The MSCI EAFE Small Cap Index (net)* is an unmanaged index considered representative of small-cap stocks of Europe, Australia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

The Russell Midcap® Index measures performance of the 800 smallest companies in the Russell 1000® Index.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

The Citi Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

*	The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

INVESTMENT GLOSSARY

**	As of June 2, 2014

Additional Information About the Russell 2000® Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Additional Information About the S&P Indexes. “Standard & Poor’s®,” “S&P®,” “S&P 500®” and “S&P MidCap 400®” are trademarks of S&P. The Mid Cap Index Fund and Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in such Funds.

ACCOUNT INFORMATION

VC II Shares

VC II is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, VC II offers shares of the Funds only to registered and unregistered separate accounts of The Variable Annuity Life Insurance Company (“VALIC”) and its affiliates and to qualifying retirement plans (previously defined as the “Plans”) and IRAs.

Buying and Selling Shares

As a participant in a Contract, Plan, or IRA, you do not directly buy shares of the Funds that make up VC II. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates or through a trust or custodial account under a Plan or an IRA. When you buy these units, you specify the Funds in which you want the separate account, trustee or custodian to invest your money. The separate account, trustee or custodian in turn, buys the shares of the Funds according to your instructions. After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. When you provide instructions to buy, sell, or transfer shares of the Funds, the separate account, trustee or custodian does not pay any sales or redemption charges related to these transactions. The value of such transactions is based on the next calculation of net asset value after the orders are placed with the Fund.

For certain investors, there may be rules or procedures regarding the following:

•	any minimum initial investment amount and/or limitations on periodic investments;

•	how to purchase, redeem or exchange your interest in the Funds;

•	how to obtain information about your account, including account statements; and

•	any fees applicable to your account.

For more information on such rules or procedures, you should review your Contract prospectus, Plan document or custodial agreement. None of the Funds currently foresee any disadvantages to participants arising out of the fact that it may offer its shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, VC II reserves the right to refuse to sell shares of any Fund to any separate account, plan sponsor, trustee or custodian, or financial intermediary, or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund. Although VC II normally redeems Fund shares for cash, VC II has the right to pay separate account assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.

Frequent or Short-term Trading

The Funds, which are offered only through Contracts, Plans or IRAs, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Funds. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below. VC II believes that market timing activity is not in the best interest of the participants of the Funds. Due to the disruptive nature of this activity, it can adversely impact the ability of the sub-advisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Fund’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.

Since certain Funds invest significantly in foreign securities and/or high yield fixed-income securities (often referred to as “junk bonds”), they may be particularly vulnerable to market timing. Market timing in Funds investing significantly in foreign securities may also occur because of time zone differences between the foreign markets on which a Fund’s international portfolio securities trade and the time as of which the Fund’s net asset value is calculated. Market timing in Funds investing significantly in junk bonds may occur if market prices are not readily available for a Fund’s junk bond holdings. Market timers might try to purchase shares of a Fund based on events occurring after foreign market closing prices are established but before calculation of the Fund’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Fund. One of the objectives of VC II’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “How Shares are Valued”).

ACCOUNT INFORMATION

Shares of the Funds are generally held through insurance company separate accounts, Plans or through a trust or custodial account (“Financial Intermediaries”). The ability of VC II to monitor transfers made by the participants in separate accounts or Plans maintained by Financial Intermediaries is limited by the institutional nature of Financial Intermediaries’ omnibus accounts. VC II’s policy is that the Funds will rely on the Financial Intermediaries to monitor market timing within a Fund to the extent that VC II believes that each Financial Intermediary’s practices are reasonably designed to detect and deter transactions that are not in the best interest of a Fund.

There is no guarantee that VC II will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not VC II detects it, if market timing occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. In situations in which VC II becomes aware of possible market timing activity, it will notify the Financial Intermediary in order to help facilitate the enforcement of such entity’s market timing policies and procedures. VC II has entered into agreements with various Financial Intermediaries that require such intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a participant identified as having engaged in frequent trades. VC II reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from a Financial Intermediary, whether directly or by transfer, including orders that have been accepted by a Financial Intermediary that VC II determines not to be in the best interest of the Funds. Such rejections, restrictions or refusals will be applied uniformly without exception.

You should review your Contract prospectus, Plan document or custodial agreement for more information regarding market timing, including any restrictions, limitations or fees that may be charged on trades made through a Contract, Plan or IRA. Any restrictions or limitations imposed by the Contract, Plan or IRA may differ from those imposed by VC II.

Payments in Connection with Distribution

VALIC, as a life insurance company and as the Adviser of the Fund, receives revenue sharing payments from certain sub-advisers (other than SunAmerica Asset Management, LLC (“SAAMCo”), an affiliated investment adviser) in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Fund, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from investment management fees received by the Adviser or Sub-advisers.

Selective Disclosure of Portfolio Holdings

VC II’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are described in the Statement of Additional Information.

How Shares are Valued

The net asset value per share (“NAV”) for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of the Fund by the number of outstanding shares. The NAV for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Board of Trustees, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Investments in registered investment companies that do not trade on an exchange are valued at the end of the day net asset per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will

ACCOUNT INFORMATION

be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of such foreign securities may change on days when the Funds are not open to purchases or redemptions. The securities held by the Money Market II Fund and short-term securities maturing within 60 days held by other Funds are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which a Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

Dividends and Capital Gains

Dividends from Net Investment Income

For each Fund, dividends from net investment income are declared and paid annually, except for the Money Market II Fund, which declares daily and pays dividends monthly. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. Each of the Funds reserves the right to declare and pay dividends less frequently than as disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. For each Fund, distributions from capital gains, if any, are normally declared and paid annually. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

Tax Consequences

As the owner of a Contract, a participant under your employer’s Contract or Plan or as an IRA account owner, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult your Contract prospectus, Plan document or custodial agreement or your tax professional for further information concerning the federal income tax consequences to you of investing in the Funds.

The Funds will annually designate certain amounts of their dividends paid as eligible for the dividend received deduction. If the Funds incur foreign taxes, they will elect to pass-through allowable foreign tax credits. These designations and elections will benefit VALIC, in potentially material amounts, and will not beneficially or adversely affect you or the Funds. The benefits to VALIC will not be passed to you or the Funds.

MANAGEMENT

Investment Adviser

The Variable Annuity Life Insurance Company (“VALIC”) is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for all the Funds. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

VALIC is located at 2929 Allen Parkway, Houston, Texas 77019.

VALIC serves as investment adviser through an Investment Advisory Agreement with VC II. As investment adviser, VALIC oversees the day to day operations of each Fund and supervises the purchase and sale of Fund investments. VALIC employs investment sub-advisers who make investment decisions for the Funds.

The investment advisory agreement between VALIC and VC II provides for VC II to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by VC II include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Trustees. For more information on these agreements, see the “Investment Adviser” section in the Statement of Additional Information.

Investment Sub-Advisers

VALIC works with investment sub-advisers for each Fund. Sub-advisers are financial service companies that specialize in certain types of investing. The sub-adviser’s role is to make investment decisions for the Funds according to each Fund’s investment objectives and restrictions. VALIC compensates the sub-advisers out of the fees it receives from each Fund.

According to the agreements VALIC has with the sub-advisers, VALIC will receive investment advice for each Fund. Under these agreements VALIC gives the sub-advisers the authority to buy and sell securities for the sub-advised Funds. However, VALIC retains the responsibility for the overall management of these Funds. The sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the sub-adviser, as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits sub-advisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. VC II has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a sub-adviser’s affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. VC II and the sub-advisers have entered into written contracts, as required by the 1940 Act, to allow a sub-adviser’s affiliate to effect these types of transactions for commissions. The 1940 Act generally prohibits a sub-adviser or a sub-adviser’s affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

VALIC and the sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

In selecting sub-advisers, the Board of Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the sub-adviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the sub-advisers’ personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid by VALIC to each sub-adviser. The sub-advisory fees are not paid by the Funds. A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in VC II’s most recent annual report for the period ended August 31 and/or its most recent semi-annual report for the period ended February 28. For information on obtaining an annual or semi-annual report to shareholders, see the section Interested in Learning More.

VC II relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the independent Trustees, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisers when it determines that a change is beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, VC II will provide investors with information about each new sub-adviser and

MANAGEMENT

its sub-advisory agreement within 90 days of hiring the new sub-adviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the sub-advisers and oversees the sub-advisers’ compliance with the relevant Fund’s investment objective, policies and restrictions.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Fund(s) that they serve as portfolio manager, and the structure and method used by the sub-adviser to determine their compensation.

The Sub-Advisers are:

J.P. Morgan Investment Management Inc.

Janus Capital Management LLC

Massachusetts Financial Services Company

Metropolitan West Capital Management, LLC

PineBridge Investments LLC

Robeco Investment Management, Inc.

SunAmerica Asset Management, LLC (formerly SunAmerica Asset Management Corp.)

The Boston Company Asset Management, Inc.

Tocqueville Asset Management LP

UBS Global Asset Management (Americas) Inc.

Wellington Management Company LLP

Wells Capital Management Incorporated

Small Cap Growth Fund

Small Cap Value Fund

J.P. Morgan Investment Management Inc. (“JPMIM”)

270 Park Avenue, New York, NY 10017

JPMIM is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. As of September 30, 2014, JPMIM and its affiliates managed over $1.7 trillion in assets; based on the assets under management for the Asset Management (J.P. Morgan Asset Management, Private and Wealth Management, Private Bank) division of JPMorgan Chase & Co. as of September 30, 2014.

The Small Cap Growth Fund is managed by Eytan M. Shapiro. Mr. Shapiro, Managing Director, is the Chief Investment Officer of the Growth and Small Cap U.S. Equity Team and portfolio manager in the U.S. Equity Group. An employee since 1985, he is responsible for managing the U.S. small cap growth strategy, which includes the JPMorgan Small Cap Growth Fund, JPMorgan Dynamic Small Cap Growth Fund and the JPM U.S. Small Cap Growth Fund. Prior to joining the small cap team in 1992, Eytan worked as a portfolio manager in the firm’s Hong Kong office. Mr. Shapiro is a member of both the

New York Society of Security Analysts and The CFA Institute, and a CFA charterholder.

The portion of the Small Cap Value Fund sub-advised by JPMIM is managed by Dennis S. Ruhl and Phillip Hart. Mr Ruhl, Managing Director, is the Chief Investment Officer of the U.S. Behavioral Finance Equity Group. A member of the team since 2001, Dennis also acts as a portfolio manager and leads the group’s quantitative research effort. An employee since 1999, Dennis previously worked on quantitative equity research (focusing on trading) as well as business development. Mr. Hart, Managing Director, is the head of the U.S. Behavioral Finance Small Cap Equity Group. An employee since 2003, his responsibilities include managing all of behavioral finance small-cap strategies. Previously, he worked on quantitative research and the daily implementation and maintenance of portfolios for the group. Messrs. Ruhl and Hart hold the Chartered Financial Analyst designation.

Large Cap Value Fund

Janus Capital Management LLC (“Janus”)

151 Detroit Street, Denver, Colorado 80206

Janus is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses that had approximately $174.4 billion in assets under management as of September 30, 2014. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. Janus (together with its predecessors) has served as an investment adviser since 1970.

Perkins Investment Management LLC (“Perkins”) is principally located at 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606. Perkins is a subsidiary of Janus and is registered as an investment adviser with the SEC. Perkins has been in the investment management business since 1984. Perkins also serves as investment adviser or sub-adviser to separately managed accounts and sub-adviser to other registered equity mutual funds. Janus owns approximately 100% of Perkins. As of September 30, 2014, Perkins managed approximately $12.3 billion in assets. Perkins leverages Janus’ trading, marketing, sales, client service, legal, compliance, and accounting and operations resources. Janus participates in the oversight of all Perkins’ operations.

A portion of the assets of the Large Cap Value Fund is managed by Tom Perkins and Kevin Preloger. Mr. Perkins is co-portfolio manager of the Perkins Large Cap Value and Perkins Mid Cap Value strategies. He has managed the Large Cap Value and Perkins Mid Cap Value strategies. Prior to joining Perkins in April 1998, Mr.

MANAGEMENT

Perkins was an investment manager at Alliance Capital for 14 years. Mr. Preloger is co-portfolio manager of the Perkins Large Cap Value strategy and a research analyst covering the financial services sector. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. Prior to joining Perkins, he worked at ABN AMRO/LaSalle Bank Wealth Management as an analyst covering both the financial services and technology sectors during his five-year tenure at the firm.

International Opportunities Fund

Massachusetts Financial Services Company (“MFS”)

111 Huntington Avenue, Boston, Massachusetts 02199

MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under management of the MFS organization were approximately $424 billion as of September 30, 2014.

MFS manages a portion of the assets of the International Opportunities Fund using a team of portfolio managers. The team is comprised of David A. Antonelli, Peter F. Fruzzetti, Jose Luis Garcia, and Robert Lau. Mr. Antonelli is a Vice Chairman of MFS and Messrs. Fruzzetti, Garcia, and Lau are each Investment Officers of MFS. Mr. Antonelli has been employed in the investment area of MFS since 1991. Mr. Fruzzetti has been employed in the investment area of MFS since 2000. Mr. Garcia has been employed in the investment area of MFS since 2002. Mr. Lau has been employed in the investment area of MFS since 2001.

Small Cap Value Fund

Metropolitan West Capital Management, LLC (“MetWest Capital”)

610 Newport Center Drive, Suite 1000

Newport Beach, California 92660

MetWest Capital is organized as a California limited liability company. MetWest Capital is an SEC registered investment advisor founded in 1997 and is wholly-owned by Wells Fargo Bank, N.A., a division of Wells Fargo & Company. As of September 30, 2014, MetWest Capital had approximately $13.2 billion of assets under management.

Samir Sikka is responsible for managing MetWest Capital’s portion of the Small Cap Value Fund. Mr. Sikka joined MetWest Capital in July 2006 as a Senior Analyst. In 2007, he was promoted to co-lead portfolio manager for MetWest

Capital’s Pelican Small Cap Value strategy (formerly Small Cap Intrinsic Value strategy). Mr. Sikka became sole lead portfolio manager on the Pelican Small Cap Value strategy in the first quarter of 2009. From April 1999 to February 2006, Mr. Sikka was a Senior Analyst with Trust Company of the West.

Aggressive Growth Lifestyle Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Moderate Growth Lifestyle Fund

Strategic Bond Fund

PineBridge Investments LLC (“PineBridge”)

399 Park Avenue, New York, NY 10022

PineBridge is a wholly owned subsidiary of PineBridge Global Investment LLC, which is a wholly owned subsidiary of Bridge Partners, L.P., a company owned by Pacific Century Group, an Asian-based private investment group. Pacific Century Group (“PCG”) is majority owned by Mr. Richard Li Tzar Kai.

PineBridge is an independent asset manager with over 60 years of experience in emerging and developed markets, having built an extensive platform of asset allocation, fixed income, equity, private equity and hedge fund-of-fund investment capabilities to meet diverse client needs. As of September 30, 2014, PineBridge managed approximately $70.8 billion.

Teams make decisions for the Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Investment decisions for Core Bond Fund are made by a team including John Yovanovic, CFA, Robert Vanden Assem, CFA and Dana Burns. Mr. Yovanovic, Managing Director and Head of High Yield Portfolio Management, joined PineBridge in 2001. He became a Portfolio Manager of high yield bonds in 2005. Mr. Vanden Assem, Managing Director and Head of Developed Markets and Investment Grade Fixed Income, joined PineBridge in 2001 and is responsible for the portfolio management high grade total rate of return portfolios and long/short portfolios. Mr. Burns, Managing Director, Investment Grade Fixed Income, joined the firm in 2007. He is currently a senior portfolio manager within the Investment Grade Credit Group and is responsible for the management of high grade institutional and retail fixed income portfolios. Mr. Burns’ primary focus at the firm is the management of investment grade total return portfolios and high quality insurance company assets. Prior to joining the firm, Mr. Burns was Vice President and co-manager of the Fixed Income Separately Managed Account Group at Morgan Stanley. Additionally, Mr. Burns managed assets for high net-worth individuals

MANAGEMENT

through Morgan Stanley’s Private Wealth Management Group (PWM). Mr. Burns’ investment industry experience began in 1997.

Investment decisions for the Lifestyle Funds are made by a team including Jose R. Aragon, Michael J. Kelly and Paul Mazzacano. Mr. Aragon joined PineBridge in 2003 and is currently a Senior Vice President and a Portfolio Manager for PineBridge’s asset allocation products. Prior to assuming this role, Mr. Aragon managed PineBridge’s multi-strategy hedge fund and was a quantitative analyst in the PineBridge structured equity group. Mr. Kelly, Managing Director, Global Head of Asset, joined PineBridge in 1999. In his current role, Mr. Kelly is primarily responsible for the development and management of institutional pension fund advisory and retail orientated asset allocation vehicles. Mr. Mazzacano, a Senior Vice President and Global Head of Investment Manager Research, joined PineBridge in 2001. He assumed the role of Head of Product Management in 2006, and then in 2007 Global Head of Investment Manager Research. He is responsible for the global coordination of PineBridge manager selection and monitoring activities.

Investment decisions for Strategic Bond Fund are made by a team led by Robert Vanden Assem, and which includes John Yovanovic, Anthony King and Dana Burns. Mr. Vanden Assem’s role as team leader primarily consists of asset allocation decisions with respect to the Strategic Bond Fund. Mr. King joined PineBridge in 2000 and is a Managing Director, Global Fixed Income. He is responsible for interest rate and currency and credit risk on both multi-currency and single currency bond portfolios. Please see above for biographies for Messrs. Vanden Assem, Yovanovic and Burns.

Mid Cap Value Fund

Robeco Investment Management, Inc. (“Robeco”)

909 Third Avenue, 32nd Floor

New York, New York 10022

Robeco is a wholly-owned subsidiary of Robeco Group, a global investment management company headquartered in Rotterdam, the Netherlands. Robeco Group was founded in 1929 and manages over $300 billion as of September 30, 2014 for clients worldwide. Robeco is majority-owned by ORIX Corporation of Japan. Robeco is a value equity asset manager with $65.5 billion in assets under management as of September 30, 2014.

A portion of the Mid Cap Value Fund is managed by Steven L. Pollack, CFA and Joseph F. Feeney, Jr., CFA. Mr. Pollack is the portfolio manager for Robeco Boston Partners Mid Cap Value Equity product. He is in his eleventh year with the firm and he has twenty-nine years of investment experience. Mr. Feeney is Co-Chief Executive Officer and Chief Investment Officer for Robeco. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. Mr. Feeney joined the firm upon its inception in 1995. He has twenty-eight years of investment experience.

Money Market II Fund

Socially Responsible Fund

SunAmerica Asset Management, LLC (“SAAMCo”)

3200 Plaza 5, Harborside Financial Center

Jersey City, New Jersey 07311

SAAMCo is organized as a Delaware corporation and is an indirect, wholly-owned subsidiary of AIG. SAAMCo’s primary focus has been on the management, in either an advisory or sub-advisory capacity of Investment Company Act of 1940 Act-registered product. As of September 30, 2014, SAAMCo managed, advised and/or administered more than $69.9 billion in assets.

Andrew Doulos serves as the portfolio manager of the Money Market II Fund. Mr. Doulos, a Vice President, joined SAAMCo in November 2004, holding marketing and trading positions until being appointed portfolio manager in December 2006.

The Socially Responsible Fund is managed by a team consisting of Timothy Campion, Kara Murphy and Andrew Sheridan, with Mr. Campion serving as team leader. Mr. Campion is a Vice President and Portfolio Manager at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Mr. Sheridan, the Senior Vice President and Portfolio Manager, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry.

MANAGEMENT

Capital Appreciation Fund

Large Cap Value Fund

The Boston Company Asset Management, LLC (“The Boston Company”)

One Boston Place, Boston, Massachusetts 02108

The Boston Company is a global, performance-driven investment management firm committed to providing creative investment solutions for our clients. The firm is a highly regarded fundamental active equity manager, serving the investment needs of public, corporate, defined benefit and defined contribution plans, as well as union-sponsored and jointly trusteed, endowment/ foundation and sub-advised relationships. As of September 30, 2014, The Boston Company had $48.8 billion in assets under management, including $12.3 billion in sub-advisory assets.

The Capital Appreciation Fund is managed by Elizabeth Slover, David Sealy and Barry Mills. Ms. Slover is a managing director of The Boston Company and is the director of The Boston Company’s core research team. She has been employed by The Boston Company since July 2005. Mr. Sealy is an analyst on the core research team of The Boston Company, where he has been employed since July 2005. Mr. Mills is an analyst on the core research team of The Boston Company, where he has been employed since July 2005.

A portion of the assets of the Large Cap Value Fund are managed by Brian C. Ferguson. Mr. Ferguson is a Senior Managing Director of The Boston Company and is its Director of US Large Capitalization Equities. Moreover, he also functions as the team analyst responsible for the health care and industrials sectors. Mr. Ferguson has been with the firm since 1997 and has been associated with The Boston Company’s US Dynamic Large Cap Value portfolio since 2001 and has been Senior Portfolio Manager since 2003.

Mid Cap Value Fund

Tocqueville Asset Management L.P. (“Tocqueville”)

40 West 57th Street, 19th Floor

New York, New York 10019

Tocqueville was founded in 1985 and provides investment advisory services on both a discretionary and non-discretionary basis to individuals, mutual funds, private investment vehicles and institutional investors, including employer-sponsored ERISA accounts. Tocqueville serves as investment adviser/sub-adviser to several other mutual funds. As of September 30, 2014, Tocqueville had more than $12.2 billion in assets under management.

A portion of the Mid Cap Value Fund is managed by J. Dennis Delafield, Vincent Sellecchia and Donald Wang.

Mr. Delafield, a Limited Partner/Managing Director and Portfolio Manager/Analyst at Tocqueville, has 55 years of experience in the investment business. He founded Delafield Asset Management, Inc. (“Delafield”) in 1980 and then joined Reich & Tang Asset Management, LLC (“Reich & Tang”) upon its acquisition of Delafield in 1993. Mr. Delafield served as Managing Director of Reich & Tang until September 2009 when he joined Tocqueville.

Mr. Sellecchia, a Limited Partner/Managing Director and Portfolio Manager/Analyst at Tocqueville, has 38 years of investment experience. Mr. Sellecchia joined Tocqueville in 2009. Previously, Mr. Sellecchia was with Reich & Tang from 1993 following its acquisition of Delafield. Prior thereto, he worked at Delafield since its inception in 1980.

Mr. Wang, a Portfolio Manager/ Analyst at Tocqueville, has 25 years of investment experience. Mr. Wang joined Tocqueville in 2009. Previously, he worked at Reich & Tang Asset Management, LLC from 1999 as a Portfolio Manager and Analyst of its small cap equity team.

Messrs. Delafield, Sellecchia and Wang each hold the chartered financial analyst designation.

International Opportunities Fund

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)

1285 Avenue of the Americas

New York, New York 10019

UBS Global AM, a Delaware corporation, is a member of the UBS Global AM business division of UBS AG, a publicly traded Swiss bank (NYSE: UBS). UBS Global AM is registered as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended. UBS AG is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry. As of September 30, 2014, the assets under management for the legal entity UBS Global AM was $152 billion. For the UBS Global AM business group, the assets under management were $679 billion (includes the legal entity amount).

The portion of the International Opportunities Fund sub-advised by UBS Global AM is managed by Stephan Maikkula. Mr. Maikkula is an Executive Director and is a member of the Global ex-US Growth Equities team. Mr. Maikkula has been at UBS Global AM since 2007. Prior to joining UBS Global AM, Mr. Maikkula held positions at Nicholas-Applegate Capital Management and with the Employees Retirement System of Texas.

MANAGEMENT

High Yield Bond Fund

Mid Cap Value Fund

Wellington Management Company LLP

(“Wellington Management”)

280 Congress Street, Boston, Massachusetts 02210

Wellington Management is a Delaware limited liability partnership and is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

As of September 30, 2014, Wellington Management had investment management authority with respect to approximately $892 billion in assets. On or about January 1, 2015, investment advisory services will be provided by Wellington Management Company LLP, a Delaware limited liability partnership.

Christopher A. Jones, CFA, Senior Managing Director and Fixed-Income Portfolio Manager of Wellington Management, has served as Portfolio Manager of the High Yield Bond Fund since July 27, 2009. Mr. Jones joined Wellington Management as an investment professional in 1994.

The portion of the Mid Cap Value Fund managed by Wellington Management is managed by James N. Mordy. Mr. Mordy is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and has served as Portfolio Manager of the Mid Cap Value Fund since 2002. Mr. Mordy joined Wellington Management as an investment professional in 1985.

Mid Cap Growth Fund

Wells Capital Management Incorporated (“WellsCap”)

525 Market Street, San Francisco, California 94105

WellsCap is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2014, WellsCap managed over $338.2 billion in assets.

The Mid Cap Growth Fund is managed by an investment team led by Thomas J. Pence, CFA, Michael T. Smith, CFA, and Christopher Warner, CFA. Mr. Pence is

managing director and senior portfolio manager for the Fundamental Growth Equity team at Wells Capital Management. Mr. Pence has oversight and portfolio management responsibility for the team’s Fundamental Small to Mid, Mid-Capitalization, Large Capitalization and Large Capitalization Select and All Capitalization growth portfolios. Mr. Smith serves as a co-portfolio manager at Wells Capital Management on those strategies. Mr. Warner is also a co-portfolio manager at Wells Capital Management and has responsibility for the Fundamental Growth team’s Fundamental Small to Mid and Mid-Capitalization portfolios. Mr. Pence joined WellsCap from Strong Capital Management, having joined Strong in 2000. Mr. Smith joined WellsCap from Strong Capital Management, having joined Strong in 2000. Mr. Warner joined WellsCap from a sell side research associate position at Citigroup in 2007 and was recently appointed co-portfolio manager for the strategy. All three managers have earned the right to use the CFA designation.

How VALIC is Paid for its Services

Each Fund pays VALIC a monthly fee based on a percentage of average daily net assets.

A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreements is available in VC II’s most recent annual report for the period ended August 31. For information on obtaining an annual or semi-annual report to shareholders, see the section “Interested in Learning More.” Here is a list of the percentages each Fund paid VALIC for the fiscal year ended August 31, 2014.

Fund Name	Advisory Fee Paid (as a percentage of average daily net assets)
Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55%
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.44%
High Yield Bond Fund	0.62%
International Opportunities Fund	0.82%
Large Cap Value Fund	0.50%
Mid Cap Growth Fund	0.75%
Mid Cap Value Fund	0.69%
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.84%
Small Cap Value Fund	0.66%
Socially Responsible Fund	0.25%
Strategic Bond Fund	0.51%

MANAGEMENT

The Investment Advisory Agreement entered into with each Fund does not limit how much the Funds pay in monthly expenses each year. However, VALIC has agreed to cap certain Fund expenses by waiving a portion of its advisory fee or reimbursing certain expenses, as shown in the Annual Fund Operating Expenses Fund’s Summary.

Additional Information about Fund Expenses

Commission Recapture Program. Through a commission recapture program, a portion of the Funds’ expenses have been reduced. “Other Expenses,” as reflected in the Annual Fund Operating Expenses on each Fund Summary, does not take into account this expense reduction and are therefore higher than the actual expenses of the Fund. Had the expense reductions been taken into account, “Total Annual Fund Operating Expenses After Expense Reimbursement” would be as follows: Capital Appreciation Fund, 0.84%; Large Cap Value Fund, 0.80%; Mid Cap Growth Fund, 0.84%; and Small Cap Value Fund, 0.94%.

Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by a Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles. Such fees and expenses will vary based on a Fund’s allocation of assets to, and the annualized new expenses of, the particular Acquired Fund.

For certain Funds, the impact of these fees and expenses are reflected in “Total Annual Fund Operating Expenses After Expense Reimbursement” if such fees were greater than 0.01%. For the following Funds, the Acquired Fund Fees and Expenses were less than 0.01% and are included in “Other Expenses” included in the Total Annual Fund Operating Expenses: International Opportunities Fund, Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund.

Expense Limitations. VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the percentages of each Fund’s average net assets through December 31, 2015. These expense limits are reflected in the Annual Operating Expense Tables. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, fares and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business.

Money Market II Fund. In order to avoid a negative yield, VALIC may reimburse expenses or waive fees of the Money Market II Fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Fund will be able to avoid a negative yield. For the fiscal year ended August 31, 2014, VALIC voluntarily waived fees or reimbursed expenses in the amount of 0.40%, resulting in Total Annual Fund Operating Expenses After Expense Reimbursement of 0.15%.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended 2010 through 2014 have been audited by PricewaterhouseCoopers LLP, Independent Registered Public

Accounting Firm of VC II, whose report, along with the Funds’ financial statements, is included in the VC II annual report to shareholders which is available upon request.

Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized.

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund										Capital Appreciation Fund
	Year Ended August 31,										Year Ended August 31,
	2014		2013		2012		2011		2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$10.30		$9.22		$8.44		$7.41		$6.96		$12.82	$10.92	$9.37	$8.01	$7.51

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18		0.11		0.14		0.19		0.22		0.05	0.07	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	1.77		1.10		0.79		1.02		0.35		3.08	1.88	1.55	1.35	0.54
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.95		1.21		0.93		1.21		0.57		3.13	1.95	1.60	1.40	0.59

Distributions from:
Net investment income	(0.11)		(0.13)		(0.15)		(0.18)		(0.12)		(0.07)	(0.05)	(0.05)	(0.04)	(0.09)
Net realized gain on securities	(0.10)		–		–		–		–		–	–	–	–	–

Total distributions	(0.21)		(0.13)		(0.15)		(0.18)		(0.12)		(0.07)	(0.05)	(0.05)	(0.04)	(0.09)

Net asset value at end of period	$12.04		$10.30		$9.22		$8.44		$7.41		$15.88	$12.82	$10.92	$9.37	$8.01

TOTAL RETURN(a)	19.03%		13.21%		11.15%		16.33%		8.11%		24.43%	17.93%	17.13%	17.41%	7.79%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.99%	1.01%	1.07%	1.03%	1.08%
Ratio of expense reductions to average net assets	–		–		–		–		–		0.01%	0.01%	0.01%	–	–
Ratio of net investment income (loss) to average net assets(b)	1.56	%(e)	1.11	%(e)	1.62	%(e)	2.26	%(e)	2.92	%(e)	0.31%	0.58%	0.53%	0.48%	0.56%
Ratio of net investment income (loss) to average net assets(c)	1.52	%(e)	1.06	%(e)	1.55	%(e)	2.18	%(e)	2.81	%(e)	0.17%	0.42%	0.32%	0.29%	0.33%
Portfolio turnover rate	32%		41%		44%		62%		43%		44%	44%	119%	52%	61%
Number of shares outstanding at end of period (000’s)	42,546		38,755		34,029		21,941		16,549		5,491	5,470	5,443	4,674	5,069
Net assets at the end of period (000’s)	$512,113		$399,133		$313,655		$185,211		$122,655		$87,214	$70,095	$59,413	$43,798	$40,601

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund										Core Bond Fund
	Year Ended August 31,										Year Ended August 31,
	2014		2013		2012		2011		2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$12.13		$12.02		$11.22		$10.31		$9.60		$10.69	$11.41	$10.90	$10.68	$9.96

Income (loss) from investment operations:
Net investment income (loss)(d)	0.29		0.26		0.29		0.34		0.39		0.24	0.23	0.30	0.38	0.42
Net realized and unrealized gain (loss) on investments and foreign currencies	1.31		0.32		0.86		0.87		0.63		0.44	(0.43)	0.56	0.13	0.82
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.60		0.58		1.15		1.21		1.02		0.68	(0.20)	0.86	0.51	1.24

Distributions from:
Net investment income	(0.26)		(0.24)		(0.27)		(0.30)		(0.31)		(0.20)	(0.32)	(0.30)	(0.29)	(0.52)
Net realized gain on securities	(0.35)		(0.23)		(0.08)		–		–		(0.08)	(0.20)	(0.05)	–	–

Total distributions	(0.61)		(0.47)		(0.35)		(0.30)		(0.31)		(0.28)	(0.52)	(0.35)	(0.29)	(0.52)

Net asset value at end of period	$13.12		$12.13		$12.02		$11.22		$10.31		$11.09	$10.69	$11.41	$10.90	$10.68

TOTAL RETURN(a)	13.34%		4.93%		10.50%		11.82%		10.69%		6.44%	(1.95)%	8.08%	4.89%	12.95%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.23	%(e)	0.80%	0.84%	0.86%	0.88%	0.90%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.26	%(e)	2.12	%(e)	2.59	%(e)	3.05	%(e)	3.93	%(e)	2.24%	2.12%	2.79%	3.65%	4.23%
Ratio of net investment income (loss) to average net assets(c)	2.22	%(e)	2.06	%(e)	2.51	%(e)	2.95	%(e)	3.81	%(e)	2.21%	2.05%	2.70%	3.53%	4.10%
Portfolio turnover rate	31%		53%		36%		66%		40%		169%	175%	177%	161%	178%
Number of shares outstanding at end of period (000’s)	24,601		21,622		16,819		10,665		8,001		85,364	72,290	55,895	39,745	22,810
Net assets at the end of period (000’s)	$322,764		$262,360		$202,134		$119,710		$82,508		$946,699	$772,784	$637,701	$433,168	$243,578

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund					International Opportunities Fund
	Year Ended August 31,					Year Ended August 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$7.63	$7.64	$7.28	$7.36	$6.78	$13.78	$11.87	$12.47	$11.23	$10.95

Income (loss) from investment operations:
Net investment income (loss)(d)	0.41	0.44	0.46	0.56	0.60	0.16	0.14	0.20	0.16	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	0.28	(0.03)	0.45	(0.05)	0.60	1.75	2.04	(0.59)	1.21	0.33
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	0.69	0.41	0.91	0.51	1.20	1.91	2.18	(0.39)	1.37	0.44

Distributions from:
Net investment income	(0.39)	(0.42)	(0.55)	(0.59)	(0.62)	(0.19)	(0.27)	(0.21)	(0.13)	(0.16)
Net realized gain on securities	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.39)	(0.42)	(0.55)	(0.59)	(0.62)	(0.19)	(0.27)	(0.21)	(0.13)	(0.16)

Net asset value at end of period	$7.93	$7.63	$7.64	$7.28	$7.36	$15.50	$13.78	$11.87	$12.47	$11.23

TOTAL RETURN(a)	9.10%	5.46%	13.18%	7.00%	18.42%	13.88%	18.58%	(2.95)%	12.14%	4.04%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96%	0.96%	0.96%	0.96%	0.97%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.99%	1.01%	1.02%	1.03%	1.06%	1.21%	1.31%	1.31%	1.28%	1.26%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	5.25%	5.77%	6.26%	7.48%	8.44%	1.05%	1.08%	1.70%	1.18%	0.94%
Ratio of net investment income (loss) to average net assets(c)	5.22%	5.73%	6.20%	7.42%	8.35%	0.84%	0.76%	1.39%	0.91%	0.69%
Portfolio turnover rate	37%	34%	38%	47%	47%	72%	62%	164%	66%	126%
Number of shares outstanding at end of period (000’s)	53,018	44,801	37,281	36,022	35,452	37,851	38,063	41,554	46,945	48,205
Net assets at the end of period (000’s)	$420,459	$341,751	$284,818	$262,380	$261,050	$586,631	$524,503	$493,207	$585,357	$541,326

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund					Mid Cap Growth Fund
	Year Ended August 31,					Year Ended August 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$14.51	$11.67	$10.41	$9.26	$9.37	$9.76	$8.45	$7.93	$6.28	$5.79

Income (loss) from investment operations:
Net investment income (loss)(d)	0.22	0.19	0.15	0.11	0.14	(0.05)	0.00	0.00	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	3.04	2.81	1.22	1.18	(0.07)	1.33	1.42	0.52	1.67	0.51
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	3.26	3.00	1.37	1.29	0.07	1.28	1.42	0.52	1.65	0.49

Distributions from:
Net investment income	(0.19)	(0.16)	(0.11)	(0.14)	(0.18)	(0.01)	(0.01)	–	–	–
Net realized gain on securities	–	–	–	–	–	(0.90)	(0.10)	–	–	–

Total distributions	(0.19)	(0.16)	(0.11)	(0.14)	(0.18)	(0.91)	(0.11)	–	–	–

Net asset value at end of period	$17.58	$14.51	$11.67	$10.41	$9.26	$10.13	$9.76	$8.45	$7.93	$6.28

TOTAL RETURN(a)	22.55%	26.02%	13.30%	13.84%	0.61%	13.86%	17.06%	6.56%	26.27%	8.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.81%	0.81%	0.81%	0.81%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.88%	0.91%	0.93%	0.93%	0.93%	1.17%	1.18%	1.18%	1.19%	1.15%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.02%	0.01%	0.00%	0.01%	0.01%	0.03%	0.02%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.31%	1.40%	1.33%	0.98%	1.41%	(0.47)%	0.02%	0.02%	(0.32)%	(0.33)%
Ratio of net investment income (loss) to average net assets(c)	1.24%	1.30%	1.21%	0.86%	1.29%	(0.79)%	(0.30)%	(0.31)%	(0.66)%	(0.63)%
Portfolio turnover rate	54%	53%	62%	65%	224%	175%	112%	131%	206%	76%
Number of shares outstanding at end of period (000’s)	12,597	12,995	12,913	14,543	15,751	16,118	13,586	16,888	20,333	26,012
Net assets at the end of period (000’s)	$221,453	$188,508	$150,682	$151,360	$145,778	$163,273	$132,584	$142,785	$161,271	$163,364

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund					Moderate Growth Lifestyle Fund
	Year Ended August 31,					Year Ended August 31,
	2014	2013	2012	2011	2010	2014		2013		2012		2011		2010

PER SHARE DATA
Net asset value at beginning of period	$21.66	$17.31	$15.28	$13.61	$12.71	$13.93		$13.10		$12.04		$10.81		$10.12

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05	0.07	0.06	0.04	0.08	0.28		0.21		0.24		0.30		0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	5.06	4.35	2.05	1.74	0.97	1.99		1.04		1.06		1.23		0.55
Net increase from payments by affiliates	–	–	–	–	–	–		–		–		–		–

Total income (loss) from investment operations	5.11	4.42	2.11	1.78	1.05	2.27		1.25		1.30		1.53		0.92

Distributions from:
Net investment income	(0.08)	(0.07)	(0.08)	(0.11)	(0.15)	(0.20)		(0.21)		(0.24)		(0.30)		(0.23)
Net realized gain on securities	(1.54)	–	–	–	–	(0.39)		(0.21)		–		–		–

Total distributions	(1.62)	(0.07)	(0.08)	(0.11)	(0.15)	(0.59)		(0.42)		(0.24)		(0.30)		(0.23)

Net asset value at end of period	$25.15	$21.66	$17.31	$15.28	$13.61	$15.61		$13.93		$13.10		$12.04		$10.81

TOTAL RETURN(a)	23.97%	25.64%	13.85%	12.98%	8.21%	16.46%		9.76%		11.00%		14.20%		9.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.05%	1.08%	1.11%	1.15%	1.11%	0.13	%(e)	0.14	%(e)	0.16	%(e)	0.17	%(e)	0.18	%(e)
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.02%	0.02%	–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.22%	0.37%	0.39%	0.23%	0.54%	1.84	%(e)	1.55	%(e)	1.99	%(e)	2.47	%(e)	3.45	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.22%	0.34%	0.33%	0.13%	0.48%	1.81	%(e)	1.50	%(e)	1.93	%(e)	2.41	%(e)	3.37	%(e)
Portfolio turnover rate	29%	46%	70%	108%	81%	27%		36%		36%		58%		34%
Number of shares outstanding at end of period (000’s)	38,551	39,686	40,101	40,315	33,097	51,152		43,504		34,532		23,286		17,832
Net assets at the end of period (000’s)	$969,591	$859,611	$694,095	$615,965	$450,578	$798,521		$606,185		$452,347		$280,436		$192,841

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund							Small Cap Growth Fund
	Year Ended August 31,							Year Ended August 31,
	2014	2013	2012	2011		2010		2014	2013	2012	2011	2010

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$16.11	$13.47	$12.87	$10.20	$9.31

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.00	0.00	0.00		0.00		(0.14)	(0.09)	(0.07)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00	0.00	0.00	(0.00)		0.00		1.68	3.92	1.66	2.77	0.97
Net increase from payments by affiliates	–	–	–	0.00		0.00		–	–	–	–	–

Total income (loss) from investment operations	0.00	0.00	0.00	0.00		0.00		1.54	3.83	1.59	2.67	0.89

Distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)		–	–	–	–	–
Net realized gain on securities	–	–	–	–		–		(1.38)	(1.19)	(0.99)	–	–

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)		(1.38)	(1.19)	(0.99)	–	–

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$16.27	$16.11	$13.47	$12.87	$10.20

TOTAL RETURN(a)	0.01%	0.01%	0.01%	0.01	%(e)	0.01	%(e)	10.33%	31.19%	13.13%	26.18%	9.56%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.15%	0.20%	0.19%	0.20%		0.37%		1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.63%	0.65%	0.65%	0.65%		0.64%		1.26%	1.31%	1.33%	1.32%	1.36%
Ratio of expense reduction to average net assets	–	–	–	–		–		0.00%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.01%	0.01%	0.01%	0.01%		0.01%		(0.83)%	(0.65)%	(0.52)%	(0.76)%	(0.83)%
Ratio of net investment income (loss) to average net assets(c)	(0.47)%	(0.44)%	(0.45)%	(0.44)%		(0.26)%		(0.93)%	(0.80)%	(0.69)%	(0.92)%	(1.03)%
Portfolio turnover rate	N/A	N/A	N/A	N/A		N/A		63%	68%	63%	79%	80%
Number of shares outstanding at end of period (000’s)	170,830	186,069	187,696	214,677		214,151		7,001	6,333	6,026	6,124	4,681
Net assets at the end of period (000’s)	$170,575	$185,810	$187,430	$214,407		$213,807		$113,907	$102,025	$81,161	$78,839	$47,757

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund						Socially Responsible Fund
	Year Ended August 31,						Year Ended August 31,
	2014	2013	2012		2011	2010	2014	2013	2012	2011		2010

PER SHARE DATA
Net asset value at beginning of period	$15.83	$12.68	$12.41		$10.27	$9.88	$14.84	$12.53	$10.92	$9.34		$8.93

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09	0.13	0.07		0.04	0.06	0.22	0.21	0.16	0.13		0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	2.70	3.33	0.71		2.23	0.43	3.74	2.31	1.60	1.57		0.44
Net increase from payments by affiliates	–	–	0.00		–	–	–	–	–	–		–

Total income (loss) from investment operations	2.79	3.46	0.78		2.27	0.49	3.96	2.52	1.76	1.70		0.56

Distributions from:
Net investment income	(0.17)	(0.07)	(0.12)		(0.13)	(0.10)	(0.24)	(0.21)	(0.15)	(0.12)		(0.15)
Net realized gain on securities	(1.80)	(0.24)	(0.39)		–	–	–	–	–	–		–

Total distributions	(1.97)	(0.31)	(0.51)		(0.13)	(0.10)	(0.24)	(0.21)	(0.15)	(0.12)		(0.15)

Net asset value at end of period	$16.65	$15.83	$12.68		$12.41	$10.27	$18.56	$14.84	$12.53	$10.92		$9.34

TOTAL RETURN(a)	18.39%	27.78%	6.58	%(f)	22.06%	4.96%	26.82%	20.40%	16.34%	18.19	%(e)	6.23%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95%	0.95%	0.95%		0.95%	0.95%	0.56%	0.56%	0.56%	0.56%		0.56%
Ratio of expenses to average net assets(c)	1.03%	1.05%	1.08%		1.07%	1.14%	0.61%	0.62%	0.63%	0.63%		0.63%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%		0.01%	0.01%	–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	0.54%	0.91%	0.58%		0.33%	0.52%	1.29%	1.56%	1.39%	1.19%		1.20%
Ratio of net investment income (loss) to average net assets(c)	0.46%	0.81%	0.46%		0.21%	0.33%	1.25%	1.49%	1.33%	1.12%		1.13%
Portfolio turnover rate	47%	81%	96%		116%	132%	26%	39%	44%	81%		98%
Number of shares outstanding at end of period (000’s)	33,516	32,045	32,052		32,626	33,825	36,604	39,040	47,833	60,129		72,022
Net assets at the end of period (000’s)	$558,170	$507,366	$406,471		$404,748	$347,417	$679,235	$579,372	$599,500	$656,395		$672,566

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was decreased by less than 0.01% from losses realized on the disposal of investments in violation of investment restrictions.

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Year Ended August 31,
	2014	2013		2012		2011		2010

PER SHARE DATA
Net asset value at beginning of period	$11.23	$11.78		$11.31		$11.22		$10.29

Income (loss) from investment operations:
Net investment income (loss)(d)	0.48	0.46		0.49		0.60		0.60
Net realized and unrealized gain (loss) on investments and foreign currencies	0.62	(0.44)		0.58		0.09		0.85
Net increase from payments by affiliates	–	–		–		–		–

Total income (loss) from investment operations	1.10	0.02		1.07		0.69		1.45

Distributions from:
Net investment income	(0.44)	(0.46)		(0.60)		(0.60)		(0.52)
Net realized gain on securities	(0.12)	(0.11)		–		–		–

Total distributions	(0.56)	(0.57)		(0.60)		(0.60)		(0.52)

Net asset value at end of period	$11.77	$11.23		$11.78		$11.31		$11.22

TOTAL RETURN(a)	9.89%	0.03%		9.97%		6.36%		14.51%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets	0.88%	0.89	%(b)	0.89	%(b)	0.89	%(b)	0.89	%(b)
Ratio of expenses to average net assets	0.88%	0.91	%(c)	0.93	%(c)	0.95	%(c)	0.95	%(c)
Ratio of expense reductions to average net assets	–	–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	4.11%	4.00%		4.39%		5.33%		5.65%
Ratio of net investment income (loss) to average net assets(c)	4.11%	3.98%		4.35%		5.27%		5.59%
Portfolio turnover rate	150%	164%		191%		144%		141%
Number of shares outstanding at end of period (000’s)	64,149	61,398		53,061		44,277		41,249
Net assets at the end of period (000’s)	$755,092	$689,403		$624,863		$500,792		$462,619

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

INTERESTED IN LEARNING MORE?

The Statement of Additional Information (“SAI”) incorporated by reference into this prospectus contains additional information about VC II’s operations.

Further information about the Funds’ investments is available in VC II’s annual and semi-annual reports to shareholders. VC II’s annual report discusses market conditions and investment strategies that significantly affected the Funds’ performance results during its last fiscal year.

The Variable Annuity Life Insurance Company (“VALIC”) can provide you with a free copy of these materials or other information about VC II. You may reach VALIC by calling 1-800-448-2542 or by writing to P.O. Box 15648, Amarillo, Texas 79105-5648. VC II’s prospectus, SAI, and shareholder reports are available online at http://www.valic.com/Prospectuses-Reports_3240_424368.html.

The Securities and Exchange Commission (“SEC”) maintains copies of these documents, which are available on the EDGAR Database on the SEC’s web site at http://www.sec.gov. If you wish to review a paper filing or to request that documents be mailed to you, contact the SEC by writing to: SEC Public Reference Room, Washington, DC 20549-6009; or call the SEC at 1-800-SEC-0330. You may also request a paper copy from the SEC electronically at publicinfo@sec.gov. A duplicating fee will be assessed for all copies provided by the SEC.

Investment Company Act filing number 811-08789